UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-08004

Aston Funds
(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Address of principal executive offices) (Zip code)

Stuart D. Bilton, President
Aston Funds
120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 268-1400

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Aston Funds

ASTON/Montag & Caldwell Growth Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 94.25%
	Consumer Discretionary – 13.14%
1,136,900	Bed Bath & Beyond *	$72,591,065
1,080,000	Johnson Controls	49,809,600
1,610,300	NIKE, Class B	117,310,355
89,146	Priceline.com *	102,062,364
672,756	Ralph Lauren	105,548,689
1,500,000	Starbucks	106,680,000
2,219,600	TJX	127,316,256
		681,318,329

	Consumer Staples – 20.44%
4,145,400	Coca-Cola	156,779,028
2,460,100	Colgate-Palmolive	150,631,923
646,800	Costco Wholesale	72,674,448
2,450,300	Estee Lauder, Class A	168,433,622
5,031,700	Mondelez International, Class A	164,788,175
2,119,700	PepsiCo	170,339,092
2,294,000	Procter & Gamble	175,766,280
		1,059,412,568

	Energy – 3.03%
1,796,700	Occidental Petroleum	157,337,019

	Financials – 9.06%
1,333,100	American Express	113,340,162
1,188,600	Franklin Resources	61,819,086
2,000,000	State Street	133,900,000
3,547,700	Wells Fargo	160,852,718
		469,911,966

	Healthcare – 22.34%
5,057,000	Abbott Laboratories	185,389,620
1,707,500	Allergan	195,679,500
1,842,400	AmerisourceBergen	123,846,128
554,210	Biogen Idec *	173,268,214
2,712,100	Gilead Sciences *	218,730,865
896,395	McKesson	156,340,252
1,349,500	Stryker	104,721,200
		1,157,975,779

	Industrials – 5.27%
4,100,000	General Electric	103,033,000
1,786,100	United Parcel Service, Class B	170,090,303
		273,123,303

	Information Technology – 17.85%
533,700	Accenture, Class A (Ireland)	42,631,956
3,180,700	eBay *	169,213,240
218,000	Google, Class A *	257,451,460
5,921,900	Juniper Networks *	157,581,759
2,213,100	QUALCOMM	164,256,282
622,200	Visa, Class A	134,040,546
		925,175,243

	Materials – 3.12%
1,519,100	Monsanto	161,860,105
	Total Common Stocks (Cost $3,897,840,008)	4,886,114,312

INVESTMENT COMPANY – 4.58%
237,712,116	BlackRock Liquidity Funds TempCash Portfolio	237,712,116
	Total Investment Company (Cost $237,712,116)	237,712,116
Total Investments – 98.83% (Cost $4,135,552,124)**		5,123,826,428
Net Other Assets and Liabilities – 1.17%		60,528,029
Net Assets – 100.00%		$5,184,354,457

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$998,385,639
Gross unrealized depreciation	(10,111,335)
Net unrealized appreciation	$988,274,304

See accompanying Notes to Schedule of Investments.

1

Aston Funds

ASTON/TAMRO Diversified Equity Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 98.79%
	Consumer Discretionary – 12.97%
4,382	Amazon.com *	$1,571,779
38,141	Best Buy	897,839
23,373	CarMax *	1,054,356
11,027	Coach	528,083
11,667	GNC Holdings, Class A	596,300
10,254	Home Depot	788,020
16,882	Macy’s	898,122
13,206	Red Robin Gourmet Burgers *	850,863
		7,185,362

	Consumer Staples – 6.36%
7,225	Constellation Brands, Class A *	553,941
25,493	Mondelez International, Class A	834,896
18,481	United Natural Foods *	1,248,761
15,412	Walgreen	883,878
		3,521,476

	Energy – 9.40%
10,624	Continental Resources *	1,170,765
21,160	Kinder Morgan	719,652
5,771	Occidental Petroleum	505,366
8,252	Phillips 66	603,139
13,848	Range Resources	1,193,559
42,447	Ultra Petroleum (Canada) *	1,016,606
		5,209,087

	Financials – 18.50%
13,701	American Express	1,164,859
26,018	American International Group	1,247,823
15,990	American Tower, REIT	1,293,271
15,507	Bank of the Ozarks	983,144
8,670	Berkshire Hathaway, Class B *	967,572
31,638	Citigroup	1,500,590
47,706	FirstMerit	970,817
22,799	Ocwen Financial Corp *	1,006,348
22,188	Portfolio Recovery Associates *	1,114,281
		10,248,705

	Healthcare – 16.48%
10,129	Allergan	1,160,783
4,874	Athenahealth *	718,428
34,121	Auxilium Pharmaceuticals *	872,815
18,210	DaVita HealthCare Partners *	1,182,375
23,187	DexCom *	938,146
16,651	Edwards Lifesciences *	1,084,313
15,974	Express Scripts *	1,193,098
14,494	Gilead Sciences *	1,168,941
9,200	Johnson & Johnson	813,924
		9,132,823

	Industrials – 15.27%
56,054	American Airlines Group *	1,880,612
7,816	Boeing	979,032
18,640	Chicago Bridge & Iron (Netherlands)	1,397,814
14,771	Cintas	842,981
20,586	Colfax *	1,240,307
13,095	Danaher	974,137
4,637	Middleby *	1,143,391
		8,458,274

	Information Technology – 16.26%
6,509	Baidu, SP ADR *	1,018,659
26,094	Facebook, Class A *	1,632,702
1,147	Google, Class A *	1,354,573
30,783	Hewlett-Packard	892,707
10,254	MICROS Systems *	569,405
15,468	QUALCOMM	1,148,035
22,550	Seagate Technology (Ireland)	1,191,993
39,790	Skyworks Solutions *	1,203,648
		9,011,722

	Materials – 3.55%
4,411	CF Industries Holdings	1,018,323
8,926	Monsanto	951,065
		1,969,388
	Total Common Stocks (Cost $43,752,855)	54,736,837

INVESTMENT COMPANY – 1.27%
703,434	BlackRock Liquidity Funds TempCash Portfolio	703,434
	Total Investment Company (Cost $703,434)	703,434
Total Investments – 100.06% (Cost $44,456,289)**		55,440,271
Net Other Assets and Liabilities – (0.06)%		(32,001)
Net Assets – 100.00%		$55,408,270

See accompanying Notes to Schedule of Investments.

2

Aston Funds

ASTON/TAMRO Diversified Equity Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$11,910,093
Gross unrealized depreciation	(926,111)
Net unrealized appreciation	$10,983,982

REIT	Real Estate Investment Trust

SP	ADR Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

3

Aston Funds

ASTON/Herndon Large Cap Value Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Shares			Value

COMMON STOCKS – 97.09%
		Consumer Discretionary – 7.19%
	43,492	Coach	$2,082,832
	15,933	Ross Stores	1,082,010
	67,643	TJX	3,880,003
	34,322	Yum! Brands	2,304,722
			9,349,567

		Consumer Staples – 10.58%
	81,373	Altria Group	2,865,957
	54,265	Campbell Soup	2,236,261
	29,963	Colgate-Palmolive	1,834,635
	33,380	Herbalife (Cayman)	2,148,671
	40,435	Kellogg	2,344,421
	29,763	Philip Morris International	2,325,681
			13,755,626

		Energy – 23.98%
	30,414	Apache	2,441,028
	18,639	Chevron	2,080,672
	23,199	Continental Resources *	2,556,530
	29,111	Exxon Mobil	2,682,870
	60,127	HollyFrontier	2,783,880
	44,143	Marathon Petroleum	3,842,648
	39,834	Murphy Oil	2,255,003
	58,581	Oasis Petroleum *	2,449,272
	123,212	Patterson-UTI Energy	3,165,316
	179,080	RPC	3,049,732
	14,781	SM Energy	1,223,276
	110,835	Ultra Petroleum (Canada) *	2,654,498
			31,184,725

		Financials – 20.38%
	60,127	Aflac	3,774,773
	78,116	American Capital Agency, REIT	1,636,530
91,845	Apartment Investment & Management, Class A, REIT	2,568,905
73,205	CBOE Holdings	3,808,124
60,779	Discover Financial Services	3,260,793
66,341	Eaton Vance	2,525,602
36,627	McGraw-Hill	2,785,117
106,121	SLM	2,415,314
57,522	Waddell & Reed Financial, Class A	3,728,576
		26,503,734

	Healthcare – 6.93%
34,820	Baxter International	2,378,206
71,251	Mylan *	3,235,508
33,170	United Therapeutics *	3,403,905
		9,017,619

	Industrials – 10.16%
3,557	Caterpillar	334,038
56,570	Joy Global	2,986,330
42,791	Landstar System	2,457,915
24,552	Lockheed Martin	3,705,142
16,034	Rockwell Collins	1,211,529
26,506	United Parcel Service, Class B	2,524,166
		13,219,120

	Information Technology – 11.42%
6,864	Apple	3,436,118
17,186	International Business Machines	3,036,423
80,721	Microsoft	3,055,290
42,049	Western Digital	3,623,362
110,576	Western Union	1,702,870
		14,854,063

	Materials – 5.48%
10,823	CF Industries Holdings	2,498,598
18,990	Lyondellbasell Industries NV Class A (Netherlands)	1,495,652
7,866	Newmarket	2,634,009
17,988	Southern Copper	503,304
		7,131,563

	Utilities – 0.97%
90,141	AES	1,267,382
	Total Common Stocks (Cost $111,934,500)	126,283,399

INVESTMENT COMPANY – 3.00%
3,904,642	BlackRock Liquidity Funds TempCash Portfolio	3,904,642
	Total Investment Company (Cost $3,904,642)	3,904,642
Total Investments – 100.09% (Cost $115,839,142)**		130,188,041
Net Other Assets and Liabilities – (0.09)%		(114,696)
Net Assets – 100.00%		$130,073,345

See accompanying Notes to Schedule of Investments.

4

Aston Funds

ASTON/Herndon Large Cap Value Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$18,281,779
Gross unrealized depreciation	(3,932,880)
Net unrealized appreciation	$14,348,899

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

5

Aston Funds

ASTON/Cornerstone Large Cap Value Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Shares			Value

COMMON STOCKS – 95.80%
		Consumer Discretionary – 11.71%
	35,685	Bed Bath & Beyond *	$2,278,487
	38,200	Gap	1,454,656
	41,975	Hasbro	2,061,812
	69,675	Mattel	2,636,502
			8,431,457

		Consumer Staples – 3.61%
	34,850	Wal-Mart Stores	2,602,598

		Energy – 10.28%
	22,675	Chevron	2,531,210
	22,450	Exxon Mobil	2,068,992
	40,550	Royal Dutch Shell PLC, ADR	2,802,005
			7,402,207

		Financials – 15.48%
	22,800	ACE (Switzerland)	2,138,868
	33,375	Capital One Financial	2,356,609
	45,975	Citigroup	2,180,594
	42,400	JPMorgan Chase	2,347,264
	65,900	Unum Group	2,121,980
			11,145,315

		Healthcare – 5.50%
	27,275	Baxter International	1,862,882
	23,725	Johnson & Johnson	2,098,951
			3,961,833

		Industrials – 19.02%
	18,425	3M	2,361,901
	18,900	Cummins	2,399,922
	38,625	Emerson Electric	2,546,932
	15,425	General Dynamics	1,562,707
	26,450	Norfolk Southern	2,449,006
	21,000	Parker Hannifin	2,380,770
			13,701,238

		Information Technology – 30.20%
	3,860	Apple	1,932,316
	89,400	EMC	2,167,056
	2,180	Google, Class A *	2,574,515
	87,425	Intel	2,145,409
	9,120	International Business Machines	1,611,322
	74,100	Microsoft	2,804,685
	79,850	Oracle	2,946,465
	38,625	QUALCOMM	2,866,748
	31,325	Western Digital	2,699,275
			21,747,791
		Total Common Stocks (Cost $62,723,486)	68,992,439

INVESTMENT COMPANY – 4.86%
	3,498,637	BlackRock Liquidity Funds TempCash Portfolio	3,498,637
		Total Investment Company (Cost $3,498,637)	3,498,637

Total Investments – 100.66% (Cost $66,222,123)**			72,491,076
Net Other Assets and Liabilities – (0.66)%			(475,401)
Net Assets – 100.00%			$72,015,675

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and federal income tax purposes.

Gross unrealized appreciation	$6,959,327
Gross unrealized depreciation	(690,374)
Net unrealized appreciation	$6,268,953

ADR	American Depositary Receipt

See accompanying Notes to Schedule of Investments.

6

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Shares			Value

COMMON STOCKS – 97.93%
		Consumer Discretionary – 15.76%
	510,605	Bob Evans Farms	$25,657,901
	348,650	Coach	16,696,848
	331,595	Darden Restaurants	16,394,057
	484,515	Hasbro	23,799,377
	42,557	Hillenbrand	1,152,018
	459,900	Kohl’s	23,284,737
	677,690	National CineMedia	12,659,249
	540,150	Shaw Communications, Class B (Canada)	11,913,008
	1,263,035	Staples	16,621,541
	350,345	Target	19,843,541
	576,665	Thomson Reuters (Canada)	20,794,540
			188,816,817

		Consumer Staples – 13.35%
	565,575	Dr Pepper Snapple Group	27,079,731
	135,955	General Mills	6,528,559
	219,905	Kimberly-Clark	24,051,010
	294,235	Molson Coors Brewing,Class B	15,488,530
	261,075	PepsiCo	20,979,987
	190,730	Procter & Gamble	14,613,733
	616,655	Sysco	21,632,257
	238,930	Wal-Mart Stores	17,843,292
	204,290	Walgreen	11,716,032
			159,933,131

		Energy – 8.91%
	169,985	Chevron	18,975,425
	309,550	Ensco, Class A (United Kingdom)	15,592,033
	587,150	Memorial Production Partners LP	12,876,200
	349,240	Occidental Petroleum	30,582,947
	149,990	Transmontaigne Partners LP (a)	6,575,562
	442,655	Williams Partners LP	22,177,016
			106,779,183

		Financials – 14.72%
	64,485	BlackRock	19,375,808
	310,545	CME Group	23,216,344
	411,905	Compass Diversified Holdings	7,393,695
	529,675	Geo Group, REIT	17,733,519
	359,905	OneBeacon Insurance Group, Class A (Bermuda)	5,060,264
	196,425	PartnerRe (Bermuda)	19,283,042
	346,240	PNC Financial Services Group	27,657,651
	831,128	Sabra Health Care, REIT	24,044,533
	203,200	Safety Insurance Group	10,989,056
	542,055	U.S. Bancorp	21,535,845
			176,289,757

		Healthcare – 2.86%
	151,360	Becton, Dickinson	16,365,043
	516,827	Owens & Minor	17,902,887
			34,267,930

		Industrials – 13.01%
	210,725	ABM Industries	5,617,928
	668,470	Aircastle (Bermuda)	12,627,398
	299,605	Emerson Electric	19,755,954
	267,725	General Dynamics	27,123,220
	597,619	Iron Mountain	15,783,118
	129,415	Norfolk Southern	11,982,535
	226,915	Raytheon	21,572,809
	527,325	Republic Services	16,890,220
	257,705	United Parcel Service, Class B	24,541,247
			155,894,429

		Information Technology – 13.97%
	578,105	CA	18,545,608
	1,536,675	Corning	26,446,177
	1,479,685	Intel	36,311,470
	353,695	j2 Global	16,040,068
	613,645	Microsoft	23,226,463
	365,425	QUALCOMM	27,121,844
	1,280,020	Western Union	19,712,308
			167,403,938

		Materials – 3.43%
	344,480	Bemis	13,265,925
	60,607	Compass Minerals International	4,764,922
	167,925	Innophos Holdings	7,837,060
	315,230	Nucor	15,241,370
			41,109,277

See accompanying Notes to Schedule of Investments.

7

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Shares			Market Value

		Telecommunication Services – 6.72%
	134,800	Atlantic Tele-Network	$7,852,100
	672,395	Rogers Communications, Class B (Canada)	28,267,486
	501,175	Verizon Communications	24,066,424
	549,260	Vodafone Group, SP ADR (United Kingdom)	20,355,576
			80,541,586
		Utilities – 5.20%
	357,895	AmeriGas Partners LP	15,339,380
	448,645	Avista	12,934,435
	450,925	National Fuel Gas	33,981,708
			62,255,523
		Total Common Stocks (Cost $969,301,597)	1,173,291,571

INVESTMENT COMPANY – 1.98%
	23,713,066	BlackRock Liquidity Funds TempCash Portfolio	23,713,066
		Total Investment Company (Cost $23,713,066)	23,713,066

Total Investments – 99.91% (Cost $993,014,663)*			1,197,004,637
Net Other Assets and Liabilities – 0.09%			1,135,739
Net Assets – 100.00%			$1,198,140,376

*	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$215,644,003
Gross unrealized depreciation	(11,654,029)
Net unrealized appreciation	$203,989,974

(a)	This security has been determined by the Subadviser to be an illiquid security. At January 31, 2014, this security amounted to $6,575,562 or 0.55 of net assets.

ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

8

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares			Market Value

COMMON STOCKS – 97.54%
		Consumer Discretionary – 15.01%
	23,057	Bob Evans Farms	$1,158,614
	31,385	Coach	1,503,029
	30,689	Darden Restaurants	1,517,264
	43,169	Hasbro	2,120,461
	1,375	Hillenbrand	37,221
	41,266	Kohl’s	2,089,298
	48,522	Shaw Communications, Class B (Canada)	1,070,153
	111,942	Staples	1,473,157
	31,483	Target	1,783,197
	51,941	Thomson Reuters (Canada)	1,872,992
			14,625,386

		Consumer Staples – 14.66%
	50,146	Dr Pepper Snapple Group	2,400,990
	12,237	General Mills	587,621
	19,643	Kimberly-Clark	2,148,355
	26,651	Molson Coors Brewing, Class B	1,402,909
	23,536	PepsiCo	1,891,353
	17,013	Procter & Gamble	1,303,536
	55,308	Sysco	1,940,205
	21,278	Wal-Mart Stores	1,589,041
	17,812	Walgreen	1,021,518
			14,285,528

		Energy – 8.59%
	15,471	Chevron	1,727,028
	27,296	Ensco, Class A (United Kingdom)	1,374,900
	23,655	Memorial Production Partners LP	518,754
	31,973	Occidental Petroleum	2,799,876
	38,950	Williams Partners LP	1,951,395
			8,371,953

	Financials – 11.62%
5,544	BlackRock	1,665,806
27,621	CME Group	2,064,946
46,984	Geo Group, REIT	1,573,024
17,219	PartnerRe (Bermuda)	1,690,389
30,416	PNC Financial Services Group	2,429,630
47,795	U.S. Bancorp	1,898,895
		11,322,690

	Healthcare – 2.79%
13,470	Becton, Dickinson	1,456,376
36,553	Owens & Minor	1,266,196
		2,722,572

	Industrials – 14.21%
20,427	ABM Industries	544,584
53,607	Aircastle (Bermuda)	1,012,636
26,615	Emerson Electric	1,754,993
23,701	General Dynamics	2,401,148
53,003	Iron Mountain	1,399,809
11,882	Norfolk Southern	1,100,154
20,020	Raytheon	1,903,301
48,321	Republic Services	1,547,722
22,861	United Parcel Service, Class B	2,177,053
		13,841,400

	Information Technology – 15.40%
50,951	CA	1,634,508
140,331	Corning	2,415,097
135,215	Intel	3,318,176
29,003	j2 Global	1,315,286
54,421	Microsoft	2,059,835
33,500	QUALCOMM	2,486,370
115,289	Western Union	1,775,451
		15,004,723

	Materials – 3.43%
29,879	Bemis	1,150,640
5,278	Compass Minerals International	414,956
8,870	Innophos Holdings	413,963
28,209	Nucor	1,363,905
		3,343,464

	Telecommunication Services – 6.75%
61,306	Rogers Communications, Class B (Canada)	2,577,304
45,933	Verizon Communications	2,205,703
48,424	Vodafone Group, SP ADR (United Kingdom)	1,794,593
		6,577,600

	Utilities – 5.08%
23,175	AmeriGas Partners LP	993,281
29,315	Avista	845,151
41,302	National Fuel Gas	3,112,519
		4,950,951
	Total Common Stocks (Cost $88,729,479)	95,046,267

See accompanying Notes to Schedule of Investments.

9

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	January 31, 2014
Schedule of Investments (unaudited) – continued

Shares			Market Value

INVESTMENT COMPANY – 4.74%
	4,621,294	BlackRock Liquidity Funds TempCash Portfolio	$4,621,294
		Total Investment Company (Cost $4,621,294)	4,621,294
Total Investments – 102.28%
(Cost $93,350,773)*			99,667,561
Net Other Assets and Liabilities – (2.28)%			(2,223,905)
Net Assets – 100.00%			$97,443,656

*	At January 31, 2014, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$7,944,267
	Gross unrealized depreciation	(1,627,479)
	Net unrealized appreciation	$6,316,788

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

10

Aston Funds

ASTON/Fairpointe Mid Cap Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares			Market Value

COMMON STOCKS – 95.93%
		Consumer Discretionary – 18.75%
	698,300	BorgWarner	$37,498,710
	5,283,000	Cooper Tire & Rubber	123,622,200
	3,548,700	DeVry	128,250,018
	3,340,700	Gannett	91,969,471
	7,511,268	Interpublic Group	122,583,894
	939,700	Lear	67,968,501
	10,645,254	New York Times, Class A *	150,523,892
	2,586,798	Scholastic	85,338,466
	10,761,200	Staples	141,617,392
			949,372,544

		Consumer Staples – 3.46%
	1,069,100	Bunge	80,995,016
	1,794,486	Molson Coors Brewing, Class B	94,461,743
			175,456,759

		Energy – 4.90%
	189,302	CGG, SP ADR (France) *	2,799,777
	3,024,092	FMC Technologies *	149,511,108
	11,492,800	McDermott International *	95,849,952
			248,160,837

		Financials – 6.43%
	1,063,800	Cincinnati Financial	51,541,110
	1,324,785	Eaton Vance	50,434,564
	87,900	McGraw-Hill	6,683,916
	1,616,900	Northern Trust	97,369,718
	2,347,200	Raymond James Financial	119,495,952
			325,525,260

		Healthcare – 12.49%
	5,738,800	Boston Scientific *	77,645,964
	1,280,919	Charles River Laboratories *	72,410,351
2,304,400	Edwards Lifesciences *	150,062,528
917,800	Forest Laboratories *	60,850,140
3,177,895	Hospira *	139,859,159
1,616,800	Varian Medical Systems *	131,462,008
		632,290,150

	Industrials – 14.24%
2,697,200	AGCO	143,841,676
2,339,700	Con-way	90,008,259
965,644	ManpowerGroup	75,223,668
3,234,935	Polypore International	107,238,095
2,775,800	Southwest Airlines	58,153,010
3,991,600	Werner Enterprises	104,021,096
4,268,200	Xylem	142,387,152
		720,872,956

	Information Technology – 30.93%
3,378,300	Akamai Technologies *	161,077,344
2,555,400	Citrix Systems *	138,170,478
1,789,500	Cree *	108,121,590
723,600	FactSet Research Systems	76,535,172
1,603,400	First Solar *	81,099,972
847,800	Harris	58,786,452
3,199,948	Itron *	129,213,900
6,945,700	Jabil Circuit	124,814,229
6,367,900	Juniper Networks *	169,449,819
2,218,400	Lexmark International, Class A	86,939,096
8,697,000	Nuance Communications *	133,325,010
7,334,500	NVIDIA	115,151,650
3,278,018	Unisys *	112,337,677
1,295,259	Zebra Technologies, Class A *	71,187,435
		1,566,209,824

	Materials – 4.73%
11,569,000	Alcoa	133,159,190
570,400	FMC	40,287,352
709,700	Sigma-Aldrich	65,980,809
		239,427,351
	Total Common Stocks
	(Cost $3,629,583,197)	4,857,315,681

INVESTMENT COMPANY – 3.46%
175,331,967	BlackRock Liquidity Funds TempCash Portfolio	175,331,967
	Total Investment Company (Cost $175,331,967)	175,331,967
Total Investments – 99.39% (Cost $3,804,915,164)**		5,032,647,648
Net Other Assets and Liabilities – 0.61%		30,842,155
Net Assets – 100.00%		$5,063,489,803

See accompanying Notes to Schedule of Investments.

11

Aston Funds

ASTON/Fairpointe Mid Cap Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,319,864,579
Gross unrealized depreciation	(92,132,095)
Net unrealized appreciation	$1,227,732,484

SP ADR Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

12

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 95.03%

	Consumer Discretionary – 27.32%
4,520	BorgWarner	$242,724
3,860	Dick’s Sporting Goods	202,650
5,100	Dollar Tree *	257,652
3,880	Dunkin’ Brands Group	180,536
2,650	Harman International Industries	274,089
5,830	LKQ *	157,818
4,920	Marriott International, Class A	242,556
2,270	Michael Kors Holdings (Hong Kong) *	181,441
2,080	O’Reilly Automotive *	272,438
1,398	Panera Bread, Class A *	236,360
2,110	PVH	255,036
1,003	Ralph Lauren	157,361
3,960	Ross Stores	268,924
2,320	Tractor Supply	154,303
		3,083,888

	Consumer Staples – 5.88%
4,120	Church & Dwight	266,070
2,160	Mead Johnson Nutrition	166,082
3,420	Monster Beverage *	232,218
		664,370

	Energy – 3.57%
918	Core Laboratories (Netherlands)	164,249
3,500	Oceaneering International.	238,525
		402,774

	Financials – 9.13%
6,610	First Republic Bank	320,783
918	IntercontinentalExchange *	191,669
5,260	Raymond James Financial	267,787
2,050	Signature Bank New York NY *	250,223
		1,030,462

	Healthcare – 11.80%
1,990	Henry Schein *	228,631
2,010	IDEXX Laboratories *	229,663
2,940	MEDNAX *	163,582
1,871	Perrigo (Ireland)	291,240
2,620	Quintiles Transnational Holdings *	124,791
3,610	ResMed	157,432
1,260	Waters *	136,420
		1,331,759

	Industrials – 20.09%
5,685	AMETEK	280,953
6,240	Donaldson	257,462
1,520	IHS, Class A *	172,383
1,920	J.B. Hunt Transport Services	144,096
4,860	Jacobs Engineering Group *	295,051
7,810	Robert Half International	326,302
1,160	Roper Industries	159,198
2,440	Stericycle *	285,626
3,530	Verisk Analytics, Class A *	225,426
1,640	Wabtec	121,049
		2,267,546

	Information Technology – 17.24%
2,140	Amphenol, Class A	185,923
1,780	ANSYS *	139,783
2,110	F5 Networks *	225,770
2,080	FactSet Research Systems	220,002
12,530	Juniper Networks *	333,423
3,694	Teradata *	151,897
7,410	Trimble Navigation *	239,565
2,660	WEX *	219,078
4,980	Xilinx	231,172
		1,946,613

	Total Common Stocks (Cost $9,045,937)	10,727,412

INVESTMENT COMPANY – 3.58%
403,469	BlackRock Liquidity Funds TempCash Portfolio	403,469

	Total Investment Company (Cost $403,469)	403,469
Total Investments – 98.61% (Cost $9,449,406)**		11,130,881
Net Other Assets and Liabilities – 1.39%		157,454
Net Assets – 100.00%		$11,288,335

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,769,408
Gross unrealized depreciation	(87,933)
Net unrealized appreciation	$1,681,475

See accompanying Notes to Schedule of Investments.

13

Aston Funds

ASTON/LMCG Small Cap Growth Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 97.95%
	Consumer Discretionary – 19.56%
10,628	Big 5 Sporting Goods	$182,373
12,037	Brunswick	499,054
24,132	Burlington Stores *	617,297
40,778	Del Frisco’s Restaurant Group *	937,894
17,763	HSN	972,880
15,510	Life Time Fitness *	638,392
17,989	Lithia Motors, Class A	1,012,601
4,127	Lumber Liquidators Holdings *	367,262
214,519	Office Depot *	1,048,998
9,485	Red Robin Gourmet Burgers *	611,119
10,868	SeaWorld Entertainment	352,341
9,322	Sinclair Broadcast Group, Class A	292,897
13,126	Vitamin Shoppe *	588,307
		8,121,415

	Consumer Staples – 4.08%
96,565	Fairway Group Holdings	1,134,639
9,167	Susser Holdings *	559,004
		1,693,643

	Energy – 1.68%
6,167	Gulfport Energy *	375,879
13,728	Rice Energy *	322,883
		698,762

	Financials – 10.27%
24,215	CyrusOne, REIT	523,286
7,048	Encore Capital Group *	335,414
65,297	Geo Group, REIT	2,186,144
6,888	RE/MAX Holdings, Class A *	200,854
12,681	Ryman Hospitality Properties, REIT	524,486
10,308	Walter Investment Management REIT *	317,899
12,563	WisdomTree Investments *	177,390
		4,265,473

	Healthcare – 17.29%
9,854	Acadia Pharmaceuticals *	229,598
5,647	Aegerion Pharmaceuticals *	338,707
2,027	Alnylam Pharmaceuticals *	169,579
11,548	Bluebird Bio *	256,019
40,955	Community Health Systems *	1,695,947
7,876	HeartWare International *	781,378
1,084	Intercept Pharmaceuticals *	326,154
305,898	Merge Healthcare *	657,681
16,788	PAREXEL International *	819,422
4,715	Puma Biotechnology *	557,360
20,317	Theravance *	748,072
9,973	Vascular Solutions *	234,964
5,646	WellCare Health Plans *	367,611
		7,182,492

	Industrials – 9.94%
3,565	Chart Industries *	304,594
14,014	Herman Miller	392,812
9,752	Hexcel *	406,463
21,951	Kelly Services, Class A	526,385
57,342	Kforce	1,039,610
11,531	Trimas *	401,279
25,881	USG *	791,959
10,640	XPO Logistics *	265,149
		4,128,251

	Information Technology – 29.83%
42,348	Aruba Networks *	834,679
11,016	Cardtronics *	424,336
8,833	CommVault Systems *	610,095
2,648	CoStar Group *	455,562
10,779	Dealertrack Technologies *	502,840
43,774	ExlService Holdings *	1,100,916
18,580	Fleetmatics Group PLC (Ireland) *	743,386
27,988	Fortinet *	593,346
29,924	Global Eagle Entertainment *	479,083
3,455	Heartland Payment Systems	148,945
6,965	Imperva *	383,075
210,356	Internap Network Services *	1,714,401
8,515	Netscout Systems *	300,750
10,500	Qlik Technologies *	283,710
39,548	Synchronoss Technologies *	1,054,350
13,148	TIBCO Software *	279,921
11,609	Trulia *	400,859
1,049	Ultimate Software Group *	171,228
55,940	Vantiv, Class A *	1,697,220
4,401	WebMD Health *	210,808
		12,389,510

	Materials – 4.46%
43,607	Boise Cascade *	1,329,577
4,779	Martin Marietta Materials	520,959
		1,850,536

See accompanying Notes to Schedule of Investments.

14

Aston Funds

ASTON/ LMCG Small Cap Growth Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Telecommunication Services – 0.84%
39,777	InContact *	$349,242
	Total Common Stocks (Cost $38,564,019)	40,679,324

WARRANTS – 0%
	Energy – 0.00%
11,820	Magnum Hunter Resoursces, Expiration 04/15/16	0
	Total Warrants (Cost $–)	0

INVESTMENT COMPANY – 3.13%
1,300,508	BlackRock Liquidity Funds TempCash Portfolio	1,300,508
	Total Investment Company (Cost $1,300,508)	1,300,508

Total Investments – 101.08% (Cost $39,861,017)**		41,979,832
Net Other Assets and Liabilities – (1.08)%		(450,329)
Net Assets – 100.00%		$41,529,503

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,871,959
Gross unrealized depreciation	(1,753,144)
Net unrealized appreciation	$2,118,815

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

15

Aston Funds

ASTON/Silvercrest Small Cap Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 98.54%

	Consumer Discretionary – 9.51%
6,120	Bob Evans Farms	$307,532
6,357	Core-Mark Holding	480,907
8,225	Drew Industries	395,540
29,100	Hillenbrand	787,737
34,340	La-Z-Boy	924,433
13,000	Lithia Motors, Class A	731,771
35,510	ReachLocal *	460,920
		4,088,840

	Consumer Staples – 3.80%
8,244	J & J Snack Foods	726,296
10,434	Lancaster Colony	906,923
		1,633,219

	Energy – 4.98%
18,240	Bonanza Creek Energy *	742,550
25,930	Forum Energy Technologies *	651,362
17,589	Rosetta Resources *	749,467
		2,143,379

	Financials – 20.94%
40,060	BancorpSouth	944,214
46,610	CVB Financial	695,421
15,898	EastGroup Properties, REIT	943,387
14,438	FirstMerit	293,813
39,704	Horace Mann Educators	1,107,742
9,999	Iberiabank	658,334
27,643	Independent Bank/Rockland MA	999,571
12,144	Mid-America Apartment Communities, REIT	783,774
24,770	PacWest Bancorp	993,525
29,300	Pebblebrook Hotel Trust, REIT	882,809
15,620	Stifel Financial *	705,243
		9,007,833

	Healthcare – 9.26%
9,227	Analogic	882,563
11,104	ICU Medical *	716,319
15,060	Integra LifeSciences Holdings *	699,688
15,900	STERIS	729,651
20,076	West Pharmaceutical Services	952,606
		3,980,827

	Industrials – 22.57%
31,745	Altra Holdings	995,523
16,413	Applied Industrial Technologies	829,513
15,040	Beacon Roofing Supply *	568,362
75,860	CBIZ *	652,396
18,066	EMCOR Group	767,986
41,280	EnerNOC *	924,672
34,140	Knoll	566,724
15,559	Mine Safety Appliances	783,862
9,280	TAL International Group	399,318
18,180	United Stationers	753,197
30,889	US Ecology	1,104,591
12,060	Watts Water Technologies, Class A	675,601
30,700	Wesco Aircraft Holdings *	686,145
		9,707,890

	Information Technology – 15.20%
9,599	ACI Worldwide *	581,795
61,290	Entegris *	644,771
12,850	Fair Isaac	698,526
6,527	FEI	611,710
11,925	Littelfuse	1,067,288
41,680	M/A-COM Technology Solutions Holdings *	708,560
34,380	Mentor Graphics	715,104
23,685	MKS Instruments	713,629
58,530	Vishay Intertechnology *	794,837
		6,536,220

	Materials – 6.84%
8,592	HB Fuller	400,215
42,713	PH Glatfelter	1,323,676
11,379	Sensient Technologies	556,661
10,470	Stepan	663,693
		2,944,245

	Utilities – 5.44%
13,062	MGE Energy	743,750
25,229	Portland General Electric	761,411
21,543	UIL Holdings	833,068
		2,338,229
	Total Common Stocks (Cost $38,516,290)	42,380,682

See accompanying Notes to Schedule of Investments.

16

Aston Funds

ASTON/Silvercrest Small Cap Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 1.29%
553,500	BlackRock Liquidity Funds TempCash Portfolio	$553,500
	Total Investment Company (Cost $553,500)	553,500
Total Investments – 99.83% (Cost $39,069,790)**		42,934,182
Net Other Assets and Liabilities – 0.17%		71,859
Net Assets – 100.00%		$43,006,041

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal
income tax purposes.

Gross unrealized appreciation	$4,234,006
Gross unrealized depreciation	(369,614)
Net unrealized appreciation	$3,864,392

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

17

Aston Funds

ASTON/TAMRO Small Cap Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 99.04%
	Consumer Discretionary – 14.92%
477,400	Five Below *	$17,496,710
840,764	Francesca’s Holdings *	15,974,516
556,882	Grand Canyon Education *	24,402,569
504,590	Monro Muffler Brake	28,009,791
463,314	Pool	25,102,353
2,475,635	Quiksilver *	17,453,227
426,520	Red Robin Gourmet Burgers *	27,480,684
980,195	Texas Roadhouse	23,769,729
300,023	Weight Watchers International	8,109,622
28,329	Zumiez *	609,640
		188,408,841

	Consumer Staples – 8.34%
605,100	Diamond Foods *	15,950,436
361,105	Sanderson Farms	26,848,157
613,066	Tootsie Roll Industries (a)	18,600,422
196,192	TreeHouse Foods *	12,917,281
459,213	United Natural Foods *	31,029,022
		105,345,318

	Energy – 6.01%
756,085	Carrizo Oil & Gas *	31,075,093
115,755	Geospace Technologies *	9,204,838
221,376	SEACOR Holdings *	18,635,432
338,780	Unit *	16,928,837
		75,844,200

	Financials – 23.35%
629,540	Bank of the Ozarks	39,912,836
1,266,509	Colony Financial, REIT	28,116,500
504,169	First Cash Financial Services *	24,774,865
1,205,063	FirstMerit	24,523,032
1,006,277	Glacier Bancorp	26,595,901
436,002	Greenhill	22,650,304
422,808	Hanover Insurance Group (The)	23,478,528
996,015	LaSalle Hotel Properties, REIT	30,637,421
1,979,406	National Penn Bancshares	20,546,234
506,389	Portfolio Recovery Associates *	25,430,856
625,303	Stifel Financial *	28,232,430
		294,898,907
	Healthcare – 15.03%
279,839	Analogic	26,766,600
68,876	Athenahealth *	10,152,322
1,138,765	Auxilium Pharmaceuticals *	29,129,609
1,078,304	Bruker *	21,943,486
580,381	Cepheid *	30,678,940
1,060,074	DexCom *	42,890,594
1,056,818	HMS Holdings *	24,338,519
148,050	Tandem Diabetes Care *	3,827,093
		189,727,163

	Industrials – 19.83%
375,442	Advisory Board *	23,769,233
215,032	Applied Industrial Technologies	10,867,717
236,755	Barnes Group	8,864,107
280,443	Chart Industries *	23,961,050
371,291	Corporate Executive Board	27,141,372
574,180	Franklin Electric	22,875,331
1,424,935	Hawaiian Holdings *	14,477,340
315,469	Landstar System	18,120,539
174,123	Morningstar	13,442,296
525,450	Polypore International *	17,418,667
305,921	Proto Labs *	24,277,891
285,398	Raven Industries	10,688,155
1,167,091	Wabash National *	16,000,818
1,082,690	Westport Innovations (Canada) *	18,427,384
		250,331,900

	Information Technology – 11.56%
763,477	Cavium *	28,378,440
344,537	CommVault Systems *	23,797,171
1,037,583	OmniVision Technologies *	15,968,402
330,666	OpenTable *	24,892,536
212,139	Synaptics *	12,380,432
61,911	Tech Data *	3,338,241
169,195	Tyler Technologies *	17,841,613
668,992	VeriFone Systems *	19,407,458
		146,004,293
	Total Common Stocks (Cost $944,073,144)	1,250,560,622

See accompanying Notes to Schedule of Investments.

18

Aston Funds

ASTON/TAMRO Small Cap Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 0.92%
11,648,319	BlackRock Liquidity Funds TempCash Portfolio	$11,648,319
	Total Investment Company (Cost $11,648,319)	11,648,319
Total Investments – 99.96% (Cost $955,721,463)**		1,262,208,941
Net Other Assets and Liabilities – 0.04%		552,212
Net Assets – 100.00%		$1,262,761,153

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$333,995,435
Gross unrealized depreciation	(27,507,957)
Net unrealized appreciation	$306,487,478

(a)	This security has been determined by the Subadviser to be an illiquid security. At January 31, 2014, this security amounted to $18,600,422 or 1.47% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

19

Aston Funds

ASTON/River Road Select Value Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 95.11%
	Consumer Discretionary – 20.02%
140,140	Aaron’s	$3,768,365
98,350	Abercrombie & Fitch, Class A	3,479,623
249,710	Ascena Retail Group *	4,684,560
48,400	Ascent Capital Group, Class A *	3,463,020
133,610	Big Lots *	3,579,412
68,290	Bob Evans Farms	3,431,572
13,830	CEC Entertainment	746,267
100,420	International Speedway, Class A	3,371,099
25,980	Madison Square Garden, Class A *	1,507,619
74,330	Murphy USA *	2,879,544
52,310	Outerwall *	3,364,056
174,360	Pep Boys - Manny, Moe, & Jack *	2,081,858
92,810	Regis	1,144,347
101,480	Rent-A-Center	2,530,911
107,420	Stage Stores	2,105,432
		42,137,685

	Consumer Staples – 1.96%
44,430	Industrias Bachoco, SP ADR (Mexico)	1,882,943
76,970	Village Super Market, Class A	2,235,209
		4,118,152

	Energy – 7.86%
122,010	Cloud Peak Energy *	2,285,247
385,699	Miller Energy Resources *	3,043,165
43,793	Nuverra Environmental Solutions (Canada)*	633,247
185,650	Ocean Rig UDW (Cyprus) *	3,182,041
136,070	Resolute Energy *	1,087,199
218,700	TETRA Technologies *	2,256,984
152,780	Vaalco Energy *	919,736
164,570	WPX Energy *	3,135,059
		16,542,678
	Financials – 14.32%
8,595	Alleghany *	3,200,176
80,664	Capital Southwest	2,756,289
106,720	Dime Community Bancshares	1,743,805
154,450	Forest City Enterprises, Class A *	2,809,446
117,254	Geo Group, REIT	3,925,664
139,240	Hilltop Holdings *	3,312,520
23,800	Navigators Group *	1,419,194
150,830	PICO Holdings *	3,555,063
13,125	White Mountains Insurance Group (Bermuda)	7,411,688
		30,133,845

	Healthcare – 9.83%
78,377	Ensign Group	3,285,564
21,530	Hill-Rom Holdings	780,893
19,560	ICU Medical *	1,261,816
116,340	Myriad Genetics *	3,214,474
516,270	Nordion (Canada) *	4,935,541
43,740	Orthofix International (Curacao) *	898,857
131,900	Owens & Minor	4,569,016
37,760	STERIS	1,732,806
		20,678,967

	Industrials – 15.50%
351,020	Air Transport Services Group *	2,207,916
131,660	Aircastle (Bermuda)	2,487,057
64,580	Cubic	3,198,647
71,450	Forward Air	3,182,383
100,310	Heartland Express	2,112,529
110,470	Insperity	3,647,719
47,570	Korn/Ferry International *	1,115,992
111,280	Marten Transport	2,122,110
108,210	Progressive Waste Solutions (Canada)	2,483,420
114,123	SP Plus *	2,882,747
38,960	UniFirst	4,121,968
117,540	Werner Enterprises	3,063,092
		32,625,580

	Information Technology – 14.38%
15,882	Blackhawk Network Holdings *	417,855
175,710	Convergys	3,579,213
138,430	CSG Systems International	4,147,363
110,750	Dolby Laboratories, Class A *	4,539,643
25,990	DST Systems	2,365,090
17,070	Heartland Payment Systems	735,888
54,130	j2 Global	2,454,796
127,704	NeuStar, Class A *	4,327,889
178,500	Rovi *	3,785,985
108,440	Sykes Enterprises *	2,272,902
55,000	Total System Services	1,643,400
		30,270,024

	Materials – 5.33%
71,820	American Vanguard	1,669,097
322,880	AuRico Gold (Canada)	1,482,019
83,830	Innophos Holdings	3,912,346

See accompanying Notes to Schedule of Investments.

20

Aston Funds

ASTON/River Road Select Value Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Materials (continued)
80,310	Intrepid Potash *	$1,180,557
118,531	Kraton Performance Polymers *	2,964,460
		11,208,479

	Telecommunication Services – 3.41%
51,070	Atlantic Tele-Network	2,974,827
155,150	Telephone & Data Systems	4,192,153
		7,166,980

	Utilities – 2.50%
69,900	National Fuel Gas	5,267,664
	Total Common Stocks (Cost $173,835,871)	200,150,054

INVESTMENT COMPANY – 5.50%
11,578,273	BlackRock Liquidity Funds TempCash Portfolio	11,578,273
	Total Investment Company (Cost $11,578,273)	11,578,273
Total Investments – 100.61%
(Cost $185,414,144)**		211,728,327
Net Other Assets and Liabilities – (0.61)%		(1,286,338)
Net Assets – 100.00%		$210,441,989

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$30,922,692
Gross unrealized depreciation	(4,608,509)
Net unrealized appreciation	$26,314,183

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

21

Aston Funds

ASTON/River Road Small Cap Value Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 90.13%
	Consumer Discretionary – 20.77%
187,530	Aaron’s	$5,042,682
139,310	Abercrombie & Fitch, Class A	4,928,788
359,078	Ascena Retail Group *	6,736,303
72,070	Ascent Capital Group, Class A *	5,156,608
203,620	Big Lots *	5,454,980
100,180	Bob Evans Farms	5,034,045
24,600	CEC Entertainment	1,327,416
151,710	International Speedway, Class A	5,092,905
123,089	Monarch Casino & Resort *	2,371,925
198,999	Motorcar Parts of America *	4,005,850
113,420	Murphy USA *	4,393,891
88,660	Outerwall *	5,701,725
244,700	Pep Boys - Manny, Moe, & Jack *	2,921,718
134,216	Regis	1,654,883
149,599	Rent-A-Center	3,730,999
158,660	Stage Stores	3,109,736
		66,664,454

	Consumer Staples – 4.11%
80,143	Industrias Bachoco, SP ADR (Mexico)	3,396,460
213,369	Ingles Markets, Class A	5,799,369
137,281	Village Super Market, Class A (a)	3,986,640
		13,182,469

	Energy – 8.95%
184,290	Cloud Peak Energy *	3,451,752
623,483	Evolution Petroleum (a)	8,205,036
682,488	Miller Energy Resources *	5,384,830
66,897	Nuverra Environmental Solutions (Canada)*	967,331
240,990	Ocean Rig UDW (Cyprus) *	4,130,569
227,110	Resolute Energy *	1,814,609
325,429	TETRA Technologies *	3,358,427
232,345	Vaalco Energy *	1,398,717
		28,711,271

	Financials – 14.50%
47,900	1st Source	1,411,613
121,254	Capital Southwest	4,143,249
206,202	Dime Community Bancshares	3,369,341
19,265	First Citizens BancShares, Class A	4,262,189
195,285	Geo Group, REIT	6,538,142
206,270	Hilltop Holdings *	4,907,163
40,397	Navigators Group *	2,408,873
228,505	PICO Holdings *	5,385,863
267,860	SWS Group *	2,057,165
30,538	Tompkins Financial	1,432,232
18,838	White Mountains Insurance Group (Bermuda)	10,637,819
		46,553,649

	Healthcare – 8.25%
73,512	Ensign Group	3,081,623
25,123	ICU Medical *	1,620,685
177,530	Myriad Genetics *	4,905,154
856,800	Nordion (Canada) *	8,191,008
40,520	Orthofix International (Curacao) *	832,686
156,080	Owens & Minor	5,406,611
53,570	STERIS	2,458,327
		26,496,094

	Industrials – 13.70%
443,250	Air Transport Services Group *	2,788,043
196,480	Aircastle (Bermuda)	3,711,507
84,667	Cubic	4,193,557
86,210	Forward Air	3,839,793
137,440	Heartland Express	2,894,486
137,718	Insperity	4,547,448
61,700	Korn/Ferry International *	1,447,482
173,611	Marten Transport	3,310,762
164,900	Progressive Waste Solutions (Canada)	3,784,455
169,363	SP Plus *	4,278,109
44,523	UniFirst	4,710,533
170,750	Werner Enterprises	4,449,745
		43,955,920

	Information Technology – 11.72%
23,365	Blackhawk Network Holdings *	614,733
121,726	Computer Services (a)	4,144,770
245,750	Convergys	5,005,928
204,960	CSG Systems International	6,140,602
27,357	DST Systems	2,489,487
166,743	Electro Rent	2,804,617
30,150	Heartland Payment Systems	1,299,767
185,330	NeuStar, Class A *	6,280,834
272,540	Rovi *	5,780,573
145,797	Sykes Enterprises *	3,055,905
		37,617,216

See accompanying Notes to Schedule of Investments.

22

Aston Funds

ASTON/River Road Small Cap Value Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Materials – 5.12%
125,027	American Vanguard	$2,905,627
347,520	AuRico Gold (Canada)	1,595,117
122,170	Innophos Holdings	5,701,674
116,300	Intrepid Potash *	1,709,610
180,790	Kraton Performance Polymers *	4,521,558
		16,433,586

	Telecommunication Services – 3.01%
67,690	Atlantic Tele-Network	3,942,942
211,490	Telephone & Data Systems	5,714,460
		9,657,402
	Total Common Stocks (Cost $217,064,571)	289,272,061

INVESTMENT COMPANY – 10.54%
33,830,585	BlackRock Liquidity Funds TempFund Portfolio	33,830,585
	Total Investment Company (Cost $33,830,585)	33,830,585
Total Investments – 100.67% (Cost $250,895,156)**		323,102,646
Net Other Assets and Liabilities – (0.67)%		(2,153,710)
Net Assets – 100.00%		$320,948,936

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$75,842,868
Gross unrealized depreciation	(3,635,378)
Net unrealized appreciation	$72,207,490

(a)	These securities have been determined by the Subadviser to be illiquid securities. At January 31, 2014, these securities amounted to $16,336,446 or 5.09 % of net assets.

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

23

Aston Funds

ASTON/River Road Independent Value Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares			Market Value

COMMON STOCKS – 30.57%
		Consumer Discretionary – 0.43%
	115,247	Aaron’s	$3,098,991

		Consumer Staples – 0.27%
	47,760	Cott (Canada)	375,393
	31,214	Weis Markets	1,536,353
			1,911,746

		Energy – 5.60%
	50,108	Contango Oil & Gas *	2,102,532
	217,998	QEP Resources	6,733,958
	63,183	Unit *	3,157,255
	1,464,229	WPX Energy *	27,893,562
			39,887,307

		Financials – 1.22%
	188,803	Baldwin & Lyons, Class B (a)	4,712,523
	99,030	Potlatch, REIT	3,961,200
			8,673,723

		Healthcare – 0.45%
	93,196	Owens & Minor	3,228,309

		Industrials – 0.50%
	95,210	FTI Consulting *	3,529,435

		Information Technology – 8.39%
	243,307	Benchmark Electronics *	5,530,368
	211,835	Convergys	4,315,079
	455,633	CSG Systems International	13,650,765
	271,770	EPIQ Systems	3,902,617
	246,826	Mantech International, Class A	7,182,637
	1,197,486	Sykes Enterprises *	25,099,307
			59,680,773

		Materials – 11.31%
	5,871,727	AuRico Gold (Canada)	26,951,227
	2,055,000	New Gold (Canada) *	11,795,700
	2,361,158	Pan American Silver (Canada)	29,750,591
	347,907	Primero Mining (Canada) *	1,951,758
	1,284,134	Silver Standard Resources (Canada) *	10,054,769
			80,504,045

		Utilities – 2.40%
	126,267	Artesian Resources, Class A (a)	2,842,270
	307,610	Empire District Electric	7,059,650
	368,125	Pepco Holdings	7,152,669
			17,054,589
		Total Common Stocks (Cost $198,976,645)	217,568,918

INVESTMENT COMPANY – 71.86%

	511,328,220	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	511,328,220

		Total Investment Company (Cost $511,328,220)	511,328,220

Total Investments – 102.43% (Cost $710,307,318)**			728,897,138
Net Other Assets and Liabilities – (2.43)%			(17,304,713)
Net Assets – 100.00%			$711,592,425

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$23,144,567
Gross unrealized depreciation	(4,554,747)
Net unrealized appreciation	$18,589,820

(a)	These securities have been determined by the Subadviser to be illiquid securities. At January 31, 2014, these securities amounted to $7,554,793 or 1.06% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

24

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Par Value			Value

CORPORATE NOTES AND BONDS – 41.45%
		Consumer Discretionary – 3.11%
	$105,000	American Axle & Manufacturing
		6.625%, 10/15/22	$111,824
	200,000	Automotores Gildemeister SA (Chile)
		8.250%, 05/24/21	157,000
	100,000	Braskem Finance (Cayman Islands)
		7.375%, 10/29/49	95,250
	75,000	Cinemark USA
		7.375%, 06/15/21	83,438
	50,000	Claire’s Stores
		7.750%, 06/01/20 (a)	43,000
	300,000	Cosan Luxembourg SA (Luxembourg)
		5.000%, 03/14/23 (a)	256,500
	255,000	DIRECTV Holdings
		5.000%, 03/01/21	275,054
	395,000	Ford Motor
		Senior Unsecured Notes
		7.450%, 07/16/31	498,646
	100,000	Goodyear Tire & Rubber
		7.000%, 05/15/22	109,250
	105,000	Gray Television
		7.500%, 10/01/20	112,613
	600,000	Grupo Idesa SA de CV (Mexico)
		7.875%, 12/18/20 (a)	604,500
	110,000	Hawk Acquisition Sub
		Secured Notes
		4.250%, 10/15/20 (a)	107,800
	65,000	IAC/InterActiveCorp
		Senior Unsecured Notes
		4.875%, 11/30/18 (a)	67,274
	285,000	Macy’s Retail Holdings
		2.875%, 02/15/23	265,541
	175,000	Mattel
		Senior Unsecured Notes
		2.500%, 11/01/16	180,983
	105,000	MGM Resorts International
		6.625%, 12/15/21	111,956
	40,000	NCL (Bermuda)
		5.000%, 02/15/18	41,600
	105,000	Sally Holdings
		5.750%, 06/01/22	107,100
	105,000	Service Corporation International
		Senior Unsecured Notes
		5.375%, 01/15/22 (a)	106,706
	105,000	Smithfield Foods
		Senior Unsecured Notes
		5.875%, 08/01/21 (a)	106,838
	205,000	Teva Pharmaceutical Finance Co BV
		(Cook Islands)
		2.950%, 12/18/22	190,153
	105,000	Toll Brothers Finance
		5.875%, 02/15/22	110,250
	110,000	WCI Communities
		Unsecured Notes
		6.875%, 08/15/21 (a)	110,275
	230,000	Wynn Las Vegas
		7.750%, 08/15/20	257,025
			4,110,576

		Consumer Staples – 3.58%
	415,000	Altria Group
		2.850%, 08/09/22	390,768
	400,000	Anadolu Efes Biracilik Ve Malt
		Sanayii AS (Turkey)
		Senior Unsecured Notes
		3.375%, 11/01/22 (a)	313,500
	175,000	Coca-Cola
		Senior Unsecured Notes
		1.800%, 09/01/16	180,005
	255,000	ConAgra Foods
		Senior Unsecured Notes
		3.200%, 01/25/23	244,125
		Corp Lindley SA (Peru)
		Senior Unsecured Notes
	100,000	6.750%, 11/23/21(a)	105,125
	300,000	4.625%, 04/12/23 (a)	270,375
		Corp Pesquera Inca SAC (Peru)
	200,000	9.000%, 02/10/17	198,500
	100,000	9.000%, 02/10/17 (a)	99,250
	116,000	Cosan Overseas (Belize)
		8.250%, 11/05/15	116,580
	250,000	Diageo Capital (United Kingdom)
		1.500%, 05/11/17	251,556
	300,000	Glencore Funding
		2.500%, 01/15/19 (a)	290,507
	203,000	Kellogg
		Senior Unsecured Notes
		7.450%, 04/01/31	266,465
	385,000	Kroger
		Senior Unsecured Notes
		3.400%, 04/15/22	381,062
	400,000	Minerva Luxembourg
		SA (Luxembourg)
		7.750%, 01/31/23	390,000
	100,000	Post Holdings
		7.375%, 02/15/22 (a)	106,875

See accompanying Notes to Schedule of Investments.

25

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

			Market
Par Value			Value
		Consumer Staples (continued)
	$110,000	Revlon Consumer Products
		5.750%, 02/15/21	$109,450
	150,000	Reynolds Group Issuer
		9.875%, 08/15/19	166,500
	100,000	Safway Group Holding
		Secured Notes
		7.000%, 05/15/18 (a)	106,000
	240,000	Tyson Foods
		4.500%, 06/15/22	250,874
	480,000	Wal-Mart Stores
		Senior Unsecured Notes
		3.250%, 10/25/20	499,214
			4,736,731

		Energy – 5.79%
	120,000	Atlas Pipeline Partners
		4.750%, 11/15/21	111,300
	85,000	Bonanza Creek Energy
		6.750%, 04/15/21	89,250
		BP Capital Markets (United Kingdom)
	80,000	4.750%, 03/10/19	90,415
	100,000	2.500%,11/06/22	93,129
	200,000	ConocoPhillips
		6.500%, 02/01/39	259,948
		Devon Energy
		Senior Unsecured Notes
	200,000	6.300%, 01/15/19	237,732
	155,000	4.000%, 07/15/21	160,749
	200,000	Gazprom Neft OAO Via GPN
		Capital SA (Luxemburg)
		Senior Unsecured Notes
		6.000%, 11/27/23 (a)	200,250
	1,400,000	Gazprom OAO Via Gaz
		Capital SA (Luxembourg)
		Senior Unsecured Notes
		4.950%, 02/06/28	1,211,000
	210,000	Halliburton
		Senior Unsecured Notes
		6.150%, 09/15/19	251,755
		Kinder Morgan Energy Partners
		Senior Unsecured Notes
	225,000	2.650%, 02/01/19	225,034
	150,000	6.950%, 01/15/38	178,037
	160,000	Marathon Petroleum
		Senior Secured Notes
		5.125%, 03/01/21	177,488
	105,000	Newfield Exploration
		Senior Unsecured Notes
		5.750%, 01/30/22	108,938
	100,000	Oasis Petroleum
		6.875%, 03/15/22 (a)	106,500
	176,000	ONEOK Partners
		6.125%, 02/01/41	193,704
	1,000,000	Pacific Rubiales Energy (Canada)
		7.250%, 12/12/21	1,055,000
	355,000	Pemex Project Funding Master Trust
		6.625%, 06/15/35	372,885
	110,000	Penn Virginia Resource Partners
		8.250%, 04/15/18	115,775
	600,000	Petrobras Global Finance BV
		(Netherlands)
		4.375%, 05/20/23	535,336
	225,000	Phillips 66
		5.875%, 05/01/42	254,155
	110,000	Regency Energy Partners
		5.500%, 04/15/23	107,800
	400,000	Rosneft Oil Co via Rosneft International
		Finance (Ireland)
		Senior Unsecured Notes
		4.199%, 03/06/22	362,500
	85,000	SM Energy
		Senior Unsecured Notes
		5.000%, 01/15/24 (a)	80,325
	600,000	Transportadora de Gas Internacional
		SA ESP (Colombia)
		Senior Unsecured Notes
		5.700%, 03/20/22	619,500
	200,000	Tupras Turkiye Petrol Rafinerileri AS
		(Turkey)
		Senior Unsecured Notes
		4.125%, 05/02/18	183,500
	105,000	Ultra Petroleum (Canada)
		Senior Unsecured Notes
		5.750%, 12/15/18 (a)	108,937
	150,000	Valero Energy
		6.125%, 02/01/20	175,102
			7,666,044

		Financials – 11.38%
	375,000	American Express Credit
		Senior Unsecured Notes
		2.125%, 07/27/18	379,140
	375,000	Australia & New Zealand Banking
		Group (Australia)
		Senior Unsecured Notes
		4.875%, 01/12/21 (a)	418,618
		Banco de Bogota SA (Colombia)
	600,000	5.375%, 02/19/23 (a)	585,000
	400,000	5.375%, 02/19/23	390,000
	350,000	Banco de Credito del Peru (Peru)
		6.125%, 04/24/27 (a) (b)	349,125
		Banco do Brasil SA/Cayman Islands
		(Belize)
	500,000	5.875%, 01/19/23	470,000
	400,000	8.500%, 10/20/99 (b)	433,000
	300,000	Banco GNB Sudameris SA (Colombia)
		Senior Unsecured Notes
		3.875%, 05/02/18 (a)	287,250
	100,000	Banco Internacional del Peru SAA
		(Peru)
		8.500%, 04/23/70 (b)	104,988
	150,000	Banco Regional SAECA (Paraguay)
		Senior Unsecured Notes
		8.125%, 01/24/19 (a)	151,970
	400,000	Bank of Montreal (Canada)
		Senior Unsecured Notes
		1.400%, 09/11/17	398,678

See accompanying Notes to Schedule of Investments.

26

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$200,000	BB&T
	Senior Unsecured Notes
	2.250%, 02/01/19	$200,313
175,000	Boston Properties
	Senior Unsecured Notes, REIT
	4.125%, 05/15/21	183,119
250,000	Caixa Economica Federal (Belize)
	Senior Unsecured Notes
	3.500%, 11/07/22	205,000
	Cementos Progreso Trust
	(Cayman Islands)
200,000	7.125%, 11/06/23	204,000
300,000	7.125%, 11/06/23 (a)	306,000
110,000	CIT Group
	Senior Unsecured Notes
	5.000%, 08/15/22	109,915
300,000	Comcel Trust (Cayman Islands)
	6.875%, 02/06/24 (a)	299,062
	CorpGroup Banking SA (Chile)
	Senior Unsecured Notes
250,000	6.750%, 03/15/23 (a)	249,355
250,000	6.750%, 03/15/23	249,083
350,000	General Electric Capital
	Senior Unsecured Notes
	2.900%, 01/09/17	368,572
125,000	Goldman Sachs Group
	Senior Unsecured Notes
	5.750%, 01/24/22	141,583
900,000	Grupo Aval (Cayman Islands)
	4.750%, 09/26/22	837,000
250,000	Guanay Finance (Cayman Islands)
	Senior Secured Notes
	6.000%, 12/15/20 (a)	259,062
	Icahn Enterprises
50,000	3.500%, 03/15/17 (a)	50,187
85,000	4.875%, 03/15/19 (a)	84,893
	Industrial Senior Trust
	(Cayman Islands)
300,000	5.500%, 11/01/22 (a)	274,500
500,000	5.500%, 11/01/22	457,500
	JPMorgan Chase
	Senior Unsecured Notes
225,000	4.500%, 01/24/22	240,941
150,000	3.250%, 09/23/22	145,864
475,000	Korea Development Bank
	(South Korea)
	Senior Unsecured Notes
	4.375%, 08/10/15	500,351
224,000	Liberty Mutual Group
	6.500%, 05/01/42 (a)	258,329
	MetLife
	Senior Unsecured Notes
175,000	5.700%, 06/15/35	198,885
175,000	4.125%, 08/13/42	158,469
225,000	Morgan Stanley
	Senior Unsecured Notes
	3.750%, 02/25/23	222,367
25,000	MPT Operating Partnership, REIT
	6.375%, 02/15/22	25,938
345,000	National Rural Utilities Cooperative
	Finance
	10.375%, 11/01/18	473,174
105,000	Nuveen Investments
	Senior Unsecured Notes
	9.500%, 10/15/20 (a)	108,938
	PNC Funding
86,000	4.375%, 08/11/20	94,734
275,000	3.300%, 03/08/22	275,491
700,000	Sberbank of Russia Via SB Capital SA
	(Luxembourg)
	5.125%, 10/29/22	659,750
	Scotiabank Peru SA (Peru)
400,000	4.500%, 12/13/27 (a) (b)	352,000
600,000	4.500%, 12/13/27 (b)	528,000
	Simon Property Group, REIT
	Senior Unsecured Notes
75,000	5.650%, 02/01/20	87,096
110,000	4.375%, 03/01/21	119,027
800,000	Tanner Servicios Financieros SA (Chile)
	Senior Unsecured Notes
	4.375%, 03/13/18 (a)	786,430
1,000,000	VTB Bank OJSC Via VTB Capital SA
	(Luxembourg)
	6.950%, 10/17/22	1,004,990
	Wells Fargo
	Senior Unsecured Notes
275,000	4.600%, 04/01/21	303,426
75,000	3.500%, 03/08/22	76,086
		15,067,199

	Healthcare – 1.58%
105,000	Alere
	6.500%, 06/15/20	108,411
135,000	Baxter International
	Senior Unsecured Notes
	3.200%, 06/15/23	132,481
255,000	Becton Dickinson
	Senior Unsecured Notes
	3.125%, 11/08/21	256,755
250,000	Biogen Idec
	Senior Unsecured Notes
	6.875%, 03/01/18	297,898
200,000	Celgene
	Senior Unsecured Notes
	3.250%, 08/15/22	196,131
265,000	Covidien International Finance SA
	(Luxembourg)
	2.950%, 06/15/23	251,318
105,000	DaVita HealthCare Partners
	5.750%, 08/15/22	108,019
	Forest Laboratories
	Senior Unsecured Notes
35,000	4.375%, 02/01/19 (a)	35,175
35,000	4.875%, 02/15/21 (a)	34,913
100,000	IASIS Healthcare
	8.375%, 05/15/19	107,250
75,000	Novartis Capital
	2.400%, 09/21/22	70,754

See accompanying Notes to Schedule of Investments.

27

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Healthcare (continued)
$110,000	Select Medical
	6.375%, 06/01/21	$110,963
95,000	Valeant Pharmaceuticals International
	(Canada)
	Senior Unsecured Notes
	7.500%, 07/15/21 (a)	106,281
	WellPoint
	Senior Unsecured Notes
100,000	2.375%, 02/15/17	102,987
175,000	2.300%, 07/15/18	176,352
		2,095,688

	Industrials – 8.18%
110,000	Avis Budget Car Rental
	5.500%, 04/01/23	106,700
185,000	Boeing
	Senior Unsecured Notes
	6.875%, 03/15/39	255,863
195,000	Burlington Northern Santa Fe
	Senior Unsecured Notes
	3.000%, 03/15/23	186,497
100,000	Cemex Espana Luxembourg (Spain)
	Senior Secured Notes
	9.250%, 05/12/20	108,650
200,000	Cemex SAB de CV (Mexico)
	Senior Secured Notes
	7.250%, 01/15/21	206,000
1,000,000	Cencosud SA (Colombia)
	4.875%, 01/20/23 (a)	927,919
	CFR International SpA (Colombia)
400,000	5.125%, 12/06/22 (a)	373,062
600,000	5.125%, 12/06/22	559,592
	ESAL GmbH (American Samoa)
800,000	6.250%, 02/05/23 (a)	732,000
200,000	6.250%, 02/05/23	183,000
200,000	Ferreycorp SAA (Peru)
	4.875%, 04/26/20 (a)	184,000
800,000	Fresnillo (United Kingdom)
	Senior Unsecured Notes
	5.500%, 11/13/23 (a)	780,000
100,000	Grupo Elektra SAB DE CV (Mexico)
	7.250%, 08/06/18	102,250
	Grupo KUO SAB De CV (Mexico)
300,000	6.250%, 12/04/22 (a)	300,000
700,000	6.250%, 12/04/22	700,000
100,000	HD Supply
	7.500%, 07/15/20	107,250
105,000	Hexion US Finance
	Senior Secured Notes
	6.625%, 04/15/20	109,463
175,000	Illinois Tool Works
	Senior Unsecured Notes
	3.375%, 09/15/21	179,838
95,000	Manitowoc
	8.500%, 11/01/20	107,706
200,000	Minsur SA (Peru)
	Senior Unsecured Notes
	6.250%, 02/07/24 (a)	196,366
700,000	Noble Group (Bermuda)
	Senior Unsecured Notes
	6.750%, 01/29/20	743,575
100,000	Novartis Capital
	4.400%, 04/24/20	110,534
400,000	OAS Financial (Belize)
	8.875%, 12/29/49 (a) (b)	347,000
200,000	OAS Financial (British Virgin Islands)
	8.875%, 04/29/49 (b)	173,500
	Odebrecht Finance (Cayman Islands)
400,000	7.125%, 06/26/42	377,000
500,000	7.500%, 09/29/49	494,375
	Pesquera Exalmar S.A.A. (Peru)
	Senior Unsecured Notes
200,000	7.375%, 01/31/20 (a)	182,750
400,000	7.375%, 01/31/20	365,500
95,000	RR Donnelley & Sons
	Senior Unsecured Notes
	7.875%, 03/15/21	105,925
200,000	SMU SA (Colombia)
	7.750%, 02/08/20 (a)	147,000
	Southwest Airlines
	Senior Unsecured Notes
126,000	5.750%, 12/15/16	141,406
225,000	5.125%, 03/01/17	246,944
104,000	Spectrum Brands
	6.625%, 11/15/22	111,150
105,000	Terex
	6.000%, 05/15/21	109,463
95,000	United Rentals North America
	7.625%, 04/15/22	107,350
200,000	United Technologies
	Senior Unsecured Notes
	3.100%, 06/01/22	200,368
200,000	Volcan Cia Minera SAA (Peru)
	5.375%, 02/02/22	185,500
230,000	Waste Management
	6.125%, 11/30/39	278,238
		10,833,734

	Information Technology – 1.14%
105,000	Activision Blizzard
	5.625%, 09/15/21 (a)	108,937
175,000	Arrow Electronics
	Senior Unsecured Notes
	3.375%, 11/01/15	181,601
100,000	Equinix
	Senior Unsecured Notes
	7.000%, 07/15/21	110,250
215,000	Microsoft
	Senior Unsecured Notes
	2.125%, 11/15/22	199,239
265,000	Motorola Solutions
	Senior Unsecured Notes
	6.000%, 11/15/17	303,432
	Oracle
	Senior Unsecured Notes
250,000	1.200%, 10/15/17	249,239

See accompanying Notes to Schedule of Investments.

28

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Information Technology (continued)
$175,000	2.375%, 01/15/19	$178,599
175,000	Xerox
	Senior Unsecured Notes
	4.250%, 02/15/15	181,100
		1,512,397

	Materials – 3.64%
400,000	Alfa Bank OJSC Via Alfa Bond Issuance
	(Iran)
	7.500%, 09/26/19	426,000
300,000	Alpek SA de CV (Mexico)
	5.375%, 08/08/23	294,000
115,000	Ashland
	4.750%, 08/15/22	110,687
115,000	Celanese US Holdings
	4.625%, 11/15/22	111,694
800,000	Cia Minera Milpo SAA (Peru)
	Senior Unsecured Notes
	4.625%, 03/28/23 (a)	709,000
200,000	Dow Chemical
	Senior Unsecured Notes
	3.000%, 11/15/22	188,942
185,000	Ecolab
	Senior Unsecured Notes
	1.000%, 08/09/15	185,787
800,000	Mexichem SAB de CV (Mexico)
	6.750%, 09/19/42	750,000
400,000	Polyus Gold International (Jersey)
	5.625%, 04/29/20 (a)	386,500
100,000	Sealed Air
	6.500%, 12/01/20 (a)	108,250
400,000	Southern Copper
	Senior Unsecured Notes
	5.250%, 11/08/42	324,006
	Vedanta Resources PLC
	(United Kingdom)
	Senior Unsecured Notes
500,000	8.250%, 06/07/21	502,188
800,000	7.125%, 05/31/23 (a)	717,000
		4,814,054

	Telecommunications – 1.78%
250,000	AT&T
	Senior Unsecured Notes
	5.350%, 09/01/40	251,696
321,000	British Telecom (United Kingdom)
	Senior Unsecured Notes
	5.950%, 01/15/18	371,146
115,000	CCO Holdings
	5.250%, 09/30/22	111,119
5,000	Deutsche Telekom International
	Finance BV (Netherlands)
	8.750%, 06/15/30	7,126
100,000	Intelsat Luxembourg SA (Luxembourg)
	7.750%, 06/01/21 (a)	107,625
200,000	Koninklijke KPN NV (Netherlands)
	Senior Unsecured Notes
	8.375%, 10/01/30	262,648
250,000	Orange SA (France)
	Senior Unsecured Notes
	2.750%, 09/14/16	259,747
105,000	SBA Communications
	Senior Unsecured Notes
	5.625%, 10/01/19	108,806
200,000	Telefonica Celular del Paraguay SA
	(Paraguay)
	Senior Unsecured Notes
	6.750%, 12/13/22 (a)	204,500
200,000	TV Azteca SAB de CV (Mexico)
	7.500%, 05/25/18	206,750
175,000	Verizon Communications
	Senior Unsecured Notes
	2.500%, 09/15/16	181,213
300,000	VimpelCom Holdings BV (Netherlands)
	5.950%, 02/13/23 (a)	282,750
		2,355,126

	Utilities – 1.27%
500,000	AES Andres Dominicana
	(Cayman Islands)
	Senior Secured Notes
	9.500%, 11/12/20	537,500
175,000	Duke Energy
	Senior Unsecured Notes
	3.550%, 09/15/21	180,006
200,000	Instituto Costarricense de Electricidad
	(Costa Rica)
	Senior Unsecured Notes
	6.950%, 11/10/21 (a)	204,600
200,000	Mexico Generadora de Energia S de rl
	(Mexico)
	Senior Secured Notes
	5.500%, 12/06/32	187,500
225,000	Midamerican Energy Holdings
	Senior Unsecured Notes
	6.500%, 09/15/37	279,710
275,000	Southern Power
	Senior Unsecured Notes
	4.875%, 07/15/15	291,116
		1,680,432
	Total Corporate Notes and Bonds
	(Cost $56,716,709)	54,871,981

COLLATERALIZED MORTGAGE-BACKED SECURITIES – 18.66%
1,072,000	American General Mortgage Loan Trust
	Series 2010-1A, Class A3
	5.650%, 03/25/58 (a) (b)	1,113,853
100,000	BAMLL Commercial Mortgage
	Securities Trust
	Series 2012-CLRN, Class B
	1.700%, 08/15/29 (a) (b)	100,157
100,000	BAMLL Commercial Mortgage
	Securities Trust
	Series 2012-CLRN, Class D
	2.860%, 08/15/29 (a) (b)	100,536

See accompanying Notes to Schedule of Investments.

29

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Par Value		Market Value

$350,000	Banc of America Commercial Mortgage Trust
	Series 2007-4, Class AM
	5.814%, 02/10/51 (b)	$388,747
771,526	Banc of America Funding
	Series 2010-R9, Class 3A3
	5.500%, 12/26/35 (a)	646,136
826,259	Banc of America Funding
	Series 2006-B, Class 7A1
	5.559%, 03/20/36 (b)	786,130
723,493	Banc of America Funding
	Series 2012-R4, Class A
	0.428%, 03/04/39 (a) (b)	707,051
418,916	Bear Stearns Asset Backed Securities I Trust
	Series 2004-AC2, Class 2A
	5.000%, 05/25/34	422,182
199,296	Citicorp Mortgage Securities Trust
	Series 2007-2, Class 3A1
	5.500%, 02/25/37	199,293
350,000	Citigroup Commercial Mortgage Trust
	Series 2013-SMP, Class C
	2.738%, 01/12/18 (a)	351,133
350,000	Citigroup Commercial Mortgage Trust
	Series 2013-SMP, Class D
	2.911%, 01/12/18 (a) (b)	348,921
983,178	Citigroup Commercial Mortgage Trust
	Series 2012-GC8, Class XA
	2.237%, 09/10/45 (a) (b)	113,087
6,519,774	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD5, Class XP
	0.168%, 11/15/44 (a) (b)	11,240
340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4, Class AMFX
	5.366%, 12/11/49 (b)	355,826
1,970,490	Commercial Mortgage Pass Through Certificates
	Series 2012-CR3, Class XA
	2.197%, 10/15/45 (b)	243,531
165,507	Commercial Mortgage Pass Through Certificates
	Series 2010-C1, Class XPA
	2.327%, 07/10/46 (a) (b)	6,288
1,842,088	Countrywide Alternative Loan Trust
	Series 2005-86CB, Class A5
	5.500%, 02/25/36	1,621,159
554,554	Countrywide Alternative Loan Trust
	Series 2006-J1, Class 2A1
	7.000%, 02/25/36	244,706
111,935	Countrywide Alternative Loan Trust
	Series 2007-18CB, Class 2A17
	6.000%, 08/25/37	96,032
437,796	Countrywide Alternative Loan Trust
	Series 2007-23CB, Class A3
	0.658%, 09/25/37 (b)	316,026
418,022	Countrywide Alternative Loan Trust
	Series 2007-23CB, Class A4
	6.342%, 09/25/37 (b) (d)	91,826
1,481,656	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-12, Class A9
	5.750%, 08/25/37	1,424,887
1,007,216	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2005-HYB8, Class 4A1
	4.437%, 12/20/35 (b)	867,258
882,359	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-2, Class A13
	6.000%, 03/25/37	819,695
204,364	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-7, Class A4
	5.750%, 06/25/37	189,119
275,000	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4, Class AM
	5.509%, 09/15/39	296,456
200,000	Credit Suisse First Boston Mortgage Securities
	Series 2007-TFLA, Class B
	0.310%, 02/15/22 (a) (b)	198,050
79,173	Credit Suisse First Boston Mortgage Securities
	Series 1998-C2, Class F
	6.750%, 11/15/30 (a) (b)	82,133
2,265,331	Credit Suisse First Boston Mortgage Securities
	Series 1997-C2, Class AX
	0.276%, 01/17/35 (b)	698
184,855	Credit Suisse Mortgage Capital Certificates
	Series 2006-TF2A, Class A2
	0.330%, 10/15/21 (a) (b)	183,869
254,940	Credit Suisse Mortgage Capital Certificates
	Series 2009-13R, Class 2A1
	6.000%, 01/26/37 (a)	267,309
1,283,313	Credit Suisse Mortgage Capital Certificates
	Series 2007-1, Class 5A4
	6.000%, 02/25/37	1,123,828
250,000	Credit Suisse Mortgage Capital Certificates
	Series 2009-RR2, Class IQB
	5.695%, 04/16/49 (a) (b)	271,448
200,000	DBRR Trust
	Series 2012-EZ1, Class B
	1.393%, 09/25/45 (a) (c)	200,300
150,000	Del Coronado Trust
	Series 2013-HDC, Class D
	2.110%, 03/15/26 (a) (b)	149,070

See accompanying Notes to Schedule of Investments.

30

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Par Value		Market Value

$150,000	Del Coronado Trust
	Series 2013-HDC, Class E
	2.810%, 03/15/26 (a) (b)	$148,033
100,000	GE Capital Commercial Mortgage
	Series 2005-C2, Class B
	5.113%, 05/10/43 (b)	103,899
350,000	GS Mortgage Securities Trust
	Series 2006-GG6, Class AJ
	5.592%, 04/10/38 (b)	353,870
904,253	GSR Mortgage Loan Trust
	Series 2006-AR1, Class 3A1
	2.829%, 01/25/36 (b)	802,608
95,677	HSI Asset Loan Obligation Trust
	Series 2007-2, Class 1A1
	5.500%, 09/25/37	96,103
300,000	JP Morgan Chase Commercial Mortgage Securities
	Series 2012-PHH, Class A
	1.826%, 10/15/25 (a) (b)	301,553
2,123,659	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2006-LDP8, Class X
	0.544%, 05/15/45 (b)	27,162
974,789	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2012-CBX, Class XA
	2.009%, 06/15/45 (b)	95,763
2,403,115	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2012-C8, Class XA
	2.154%, 10/15/45 (b)	275,122
1,224,676	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2011-C4, Class XA
	1.510%, 07/15/46 (a) (b)	66,586
350,000	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2007-CB19 Class AM
	5.709%, 02/12/49 (b)	381,054
250,000	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2007-LD12, Class AM
	5.994%, 02/15/51 (b)	277,466
250,000	LB Commercial Mortgage Trust
	Series 2007-C3, Class AMFL
	5.892%, 07/15/44 (a) (b)	276,805
350,000	LB-UBS Commercial Mortgage Trust
	Series 2007-C1, Class AJ
	5.484%, 02/15/40	359,717
350,000	Merrill Lynch Mortgage Trust
	Series 2006-C2, Class AJ
	5.802%, 08/12/43 (b)	349,385
250,000	ML-CFC Commercial Mortgage Trust
	Series 2007-5, Class AM
	5.419%, 08/12/48	265,394
981,378	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-C5, Class XA
	1.884%, 08/15/45 (a) (b)	92,412
250,000	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2014-C14, Class D
	4.836%, 01/15/47 (a) (b)	223,188
300,000	Morgan Stanley Capital I Trust
	Series 2007-HQ11, Class AJ
	5.508%, 02/12/44 (b)	320,899
300,000	Morgan Stanley Capital I Trust
	Series 2006-HQ8, Class AJ
	5.497%, 03/12/44 (b)	313,945
250,000	Morgan Stanley Capital I Trust
	Series 2007-IQ13, Class AM
	5.406%, 03/15/44	273,660
1,440,136	Morgan Stanley Capital I Trust
	Series 2011-C1, Class XA
	0.936%, 09/15/47 (a) (b)	34,009
1,311,439	Morgan Stanley Mortgage Loan Trust
	Series 2005-3AR, Class 2A2
	2.455%, 07/25/35 (b)	1,202,807
200,000	Morgan Stanley Re-REMIC Trust
	Series 2010-HQ4, Class AJ
	4.970%, 04/15/40 (a)	204,002
300,000	Nomura Asset Acceptance Corp Alternative Loan Trust
	Series 2005-AP3, Class A3
	5.318%, 08/25/35 (b)	234,997
261,111	Residential Asset Securitization Trust
	Series 2006-A6, Class 1A1
	6.500%, 07/25/36	174,857
617,794	Residential Asset Securitization Trust
	Series 2007-A1, Class A8
	6.000%, 03/25/37	475,101
102,366	RREF
	Series 2013-LT2, Class A
	2.833%, 05/22/28 (a)	102,854
55,182	SMA Issuer I
	Series 2012-LV1, Class A
	3.500%, 08/20/25 (a)	55,286
436,686	Structured Adjustable Rate Mortgage Loan Trust
	Series 2006-1, Class 2A2
	2.448%, 02/25/36 (b)	386,296
1,956,210	UBS-Barclays Commercial Mortgage Trust
	Series 2012-C3, Class XA
	2.167%, 08/10/49 (a) (b)	239,696
350,000	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C30, Class AMFL
	0.367%, 12/15/43 (a) (b)	329,513
638,579	Wells Fargo Mortgage Backed Securities Trust
	Series 2007-8, Class 1A16
	6.000%, 07/25/37	613,845
594,174	Wells Fargo Mortgage Backed Securities Trust
	Series 2007-13, Class A6
	6.000%, 09/25/37	606,403

See accompanying Notes to Schedule of Investments.

31

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Par Value		Market Value
$982,511	WF-RBS Commercial Mortgage Trust
	Series 2012-C8, Class XA
	2.228%, 08/15/45 (a) (b)	$114,901
1,466,950	WF-RBS Commercial Mortgage Trust
	Series 2012-C9, Class XA
	2.252%, 11/15/45 (a) (b)	181,231
	Total Collateralized Mortgage-Backed Securities
	(Cost $23,186,874)	24,698,402

U.S. GOVERNMENT OBLIGATIONS – 13.40%
	U.S. Treasury Bonds – 1.51%
1,940,000	3.750%, 08/15/41	2,006,080

	U.S. Treasury Notes – 11.89%
2,800,000	0.250%, 03/31/14	2,800,711
2,050,000	0.250%, 05/31/14	2,051,322
3,530,000	1.000%, 08/31/19	3,394,039
2,670,000	1.875%, 06/30/20	2,655,502
3,580,000	1.625%, 08/15/22	3,342,546
1,480,000	2.750%, 11/15/23	1,492,835
		15,736,955
	Total U.S. Government Obligations
	(Cost $17,844,289)	17,743,035

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 9.95%
	Fannie Mae – 4.07%
659,457	5.642%, 09/25/36 (b) (d)
	Series 2009-86, Class CI, REMIC	76,154
379,192	6.462%, 10/25/36 (b) (d)
	Series 2007-57, Class SX, REMIC	55,250
298,500	4.000%, 01/25/41
	Series 2010-156, Class ZC, REMIC	257,800
449,411	4.000%, 03/25/41
	Series 2011-18, Class UZ, REMIC	448,668
77,475	8.960%, 09/25/41 (b)
	Series 2011-88, Class SB, REMIC	77,721
668,315	4.500%, 12/25/41
	Series 2011-121, Class JP, REMIC	695,954
1,069,280	3.500%, 03/25/42
	Series 2012-20, Class ZT, REMIC	977,704
1,613,937	4.000%, 04/25/42
	Series 2012-31, Class Z, REMIC	1,591,014
1,047,702	3.500%, 10/25/42
	Series 2012-105, Class Z, REMIC	904,675
433,909	1.500%, 02/25/43 REMIC
	Series 2013-6, Class ZH,	301,526
		5,386,466
	Freddie Mac – 3.76%
786,688	5.000%, 12/15/34
	Series 2909, Class Z, REMIC	869,883
446,227	5.500%, 08/15/36
	Series 3626, Class AZ, REMIC	494,944
264,164	5.940%, 04/15/37 (b) (d)
	Series 3301, Class MS, REMIC	38,205
176,846	5.840%, 11/15/37 (b) (d)
	Series 3382, Class SB, REMIC	19,056
178,544	6.230%, 11/15/37 (b) (d)
	Series 3384, Class S, REMIC	23,446
1,500,000	4.000%, 12/15/38
	Series 3738, Class BP, REMIC	1,588,472
557,273	5.360%, 01/15/39 (b) (d)
	Series 3500, Class SA, REMIC	53,745
112,727	4.000%, 01/15/41
	Series 3795, Class VZ, REMIC	112,982
137,664	4.000%, 06/15/41
	Series 3872, Class BA, REMIC	145,140
220,997	4.000%, 07/15/41
	Series 3888, Class ZG, REMIC	222,404
391,540	4.500%, 07/15/41
	Series 3894, Class ZA, REMIC	424,833
14,901	9.220%, 09/15/41 (b)
	Series 3924, Class US, REMIC	15,034
539,332	3.500%, 11/15/41
	Series 3957, Class DZ, REMIC	515,235
490,669	4.000%, 11/15/41
	Series 3957, Class HZ, REMIC	462,042
		4,985,421

	Government National Mortgage Association – 2.12%
52,547	31.480%, 03/20/34 (b)
	Series 2004-35, Class SA	90,524
784,906	7.473%, 08/20/38 (b) (d)
	Series 2008-69, Class SB	138,580
642,116	5.921%, 03/20/39 (b) (d)
	Series 2010-98, Class IA	74,037
873,925	4.500%, 05/16/39
	Series 2009-32, Class ZE	921,734
616,597	4.500%, 05/20/39
	Series 2009-35, Class DZ	665,582
607,434	4.500%, 09/20/39
	Series 2009-75, Class GZ	653,466
1,851,356	5.293%, 06/20/41 (b) (d)
	Series 2011-89, Class SA	264,633
		2,808,556
	Total Agency Collateralized Mortgage Obligations
	(Cost $13,039,040)	13,180,443

See accompanying Notes to Schedule of Investments.

32

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Par Value		Market Value

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES – 6.84%
	Fannie Mae – 4.00%
$388,684	4.000%, 09/01/31
	Pool # MA3894	$413,513
911,806	3.500%, 12/01/31
	Pool # MA0919	948,294
799,265	3.500%, 01/01/32
	Pool # MA0949	831,238
1,928,739	3.000%, 06/01/33
	Pool # MA1459	1,942,280
370,911	4.500%, 03/01/42
	Pool # MA1050	394,012
734,125	4.000%, 06/01/42
	Pool # AB5459	763,938
		5,293,275

	Freddie Mac – 2.84%
1,866,315	3.000%, 01/01/33
	Gold Pool # C91594	1,879,427
62,948	5.000%, 07/01/35
	Gold Pool # G01840	68,716
22,513	5.500%, 12/01/38
	Gold Pool # G06172	24,617
367,588	4.000%, 10/01/41
	Gold Pool # T60392	381,715
1,400,609	3.500%, 10/01/42
	Gold Pool # T65110	1,407,239
		3,761,714
	Total U.S. Government Mortgage-Backed Securities
	(Cost $9,235,952)	9,054,989

ASSET-BACKED SECURITIES – 4.48%
250,000	ALM IV (Cayman Islands)
	Series 2011-A4, Class C
	2.994%, 07/18/22 (a) (b)	246,910
250,000	ARES CLO (Cayman Islands)
	Series 2012-2A, Class D
	4.874%, 10/12/23 (a) (b)	249,995
500,000	ARES XXVI CLO (Cayman Islands)
	Series 2013-1A, Class D
	3.994%, 04/15/25 (a) (b)	492,530
1,280,603	Bayview Financial Acquisition Trust
	Series 2007-A, Class 1A5
	6.101%, 05/28/37 (e)	1,288,281
250,000	BlueMountain CLO (Cayman Islands)
	Series 2012-1A, Class E
	5.742%, 07/20/23 (a) (b)	247,935
	Brookside Mill CLO (Cayman Islands)
	Series 2013-1A, Class D
250,000	3.294%, 04/17/25 (a) (b)	233,738
	Series 2013-1A, Class E
250,000	4.644%, 04/17/25 (a) (b)	230,746
100,000	Credit-Based Asset Servicing and Securitization
	Series 2007-MX1, Class A4
	6.231%, 12/25/36 (a) (e)	78,052
250,000	Goldentree Loan Opportunities VI (Cayman Islands)
	Series 2012-6A, Class D
	4.444%, 04/17/22 (a) (b)	246,936
757,000	GSAA Home Equity Trust
	Series 2006-15, Class AF3B
	5.933%, 09/25/36 (b)	148,760
	LCM X (Cayman Islands)
	Series 10A, Class D
500,000	4.844%, 04/15/22 (a)(b)	498,685
	Series 11A, Class D
250,000	4.192%, 04/19/22 (a)(b)	246,539
	Nomad CLO (Cayman Islands)
	Series 2013-1A, Class B
250,000	3.189%, 01/15/25 (a)(b)	247,145
	Series 2013-1A, Class C
250,000	3.739%, 01/15/25 (a)(b)	241,351
	Octagon Investment Partners XVI (Cayman Islands)
	Series 2013-1A, Class D
250,000	3.588%, 07/17/25 (a)(b)	240,261
	Series 2013-1A, Class E
250,000	4.738%, 07/17/25 (a)(b)	231,503
291,901	Residential Asset Mortgage Products
	Series 2006-RS5, Class A3
	0.328%, 09/25/36 (b)	278,259
250,000	WhiteHorse III (Cayman Islands)
	Series 2006-1A, Class B1L
	2.092%, 05/01/18 (a) (b)	245,418
250,000	Wind River CLO
	Series 2013-1A, Class C
	3.642%, 04/20/25 (a) (b)	234,866
	Total Asset-Backed Securities
	(Cost $5,910,138)	5,927,910

FOREIGN GOVERNMENT BONDS – 0.51%
360,000	Corp Andina de Fomento
	Senior Unsecured Notes
	3.750%, 01/15/16	377,536
300,000	Mexico Government International Bond
	Senior Unsecured Notes
	4.000%, 10/02/23	295,875
	Total Foreign Government Bonds
	(Cost $670,867)	673,411

INVESTMENT COMPANIES – 24.09%
	Cash Equivalents-Taxable – 21.41%
28,347,330	BlackRock Liquidity Funds TempCash Portfolio	28,347,330

See accompanying Notes to Schedule of Investments.

33

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Par Value			Market Value

		Short-Term and Net Receivables – 2.68%
	$348,988	DoubleLine Floating Rate Fund 0.003%,	$3,552,695
		Total Investment Companies (Cost $31,858,146)	31,900,025
Total Investments – 119.38% (Cost $158,462,015)*			158,050,196
Net Other Assets and Liabilities – (19.38)%			(25,662,594)
Net Assets – 100.00%			$132,387,602

*	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,892,021
Gross unrealized depreciation	(4,303,840)
Net unrealized depreciation	$(411,819)

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2014, these securities amounted to $26,620,144 or 20.11% of net assets. These securities have not been determined by the Subadviser to be illiquid securities.

(b)	Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2014.
(c)	Security with a total aggregate market value of $200,300 or 0.15% of the net assets was valued under the fair value procedures established by the Funds’ Board of Trustees.
(d)
Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Step Coupon. Security becomes interest bearing at a future date.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor
STRIP	Separate Trading of Registered Interest and Principal

Portfolio Composition
U.S. Government Obligations	13%
U.S. Government Agency Obligations	17%
Corporate Notes and Bonds
(S&P Ratings)
AAA	2%
AA	4%
A	10%
BBB	23%
BB	12%
B	4%
Lower than B	10%
Not Rated	5%
100%

See accompanying Notes to Schedule of Investments.

34

Aston Funds

ASTON/TCH Fixed Income Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Par Value		Value

CORPORATE NOTES AND BONDS – 53.53%
	Consumer Discretionary – 4.25%
$350,000	ADT
	Senior Unsecured Notes
	4.875%, 07/15/42	$268,518
250,000	Arcos Dorados Holdings (British Virgin Islands)
	6.625%, 09/27/23 (a)	243,125
865,000	L Brands
	Senior Unsecured Notes
	7.600%, 07/15/37	877,975
100,000	Macy’s Retail Holdings
	7.875%, 07/15/15 (b)	109,793
200,000	QVC
	5.125%, 07/02/22	203,414
500,000	Whirlpool, MTN
	Senior Unsecured Notes
	8.600%, 05/01/14	509,679
		2,212,504

	Consumer Staples – 0.80%
65,000	Altria Group
	10.200%, 02/06/39	105,707
150,000	PepsiCo
	Senior Unsecured Notes
	7.900%, 11/01/18	190,075
100,000	Reynolds American
	7.750%, 06/01/18	121,118
		416,900

	Energy – 6.29%
	Chesapeake Energy
250,000	6.625%, 08/15/20	280,000
250,000	6.125%, 02/15/21	270,625
250,000	Energy Transfer Partners
	Senior Unsecured Notes
	9.000%, 04/15/19	319,324
250,000	Hess
	Senior Unsecured Notes
	8.125%, 02/15/19	314,075
250,000	KazMunayGas National (Kazakhstan)
	Senior Unsecured Notes
	5.750%, 04/30/43 (a)	212,468
400,000	Kinder Morgan Energy Partners
	Senior Unsecured Notes
	9.000%, 02/01/19	512,214
250,000	Pride International
	6.875%, 08/15/20	302,969
250,000	Rockies Express Pipeline
	Senior Unsecured Notes
	6.875%, 04/15/40 (a)	212,500
250,000	Valero Energy
	9.375%, 03/15/19	329,203
400,000	Weatherford International (Bermuda)
	9.625%, 03/01/19	520,155
		3,273,533

	Financials – 17.02%
250,000	AFLAC
	Senior Unsecured Notes
	8.500%, 05/15/19	324,198
450,000	American Financial Group
	Senior Unsecured Notes
	9.875%, 06/15/19	591,105
250,000	Banco Bradesco SA/Cayman Islands (Brazil)
	Subordinated Notes
	5.750%, 03/01/22 (a)	246,563
	Bancolombia SA (Colombia)
	Senior Unsecured Notes
250,000	5.950%, 06/03/21	261,875
	Subordinated Notes
250,000	5.125%, 09/11/22	235,119
250,000	Barrick North America Finance
	5.700%, 05/30/41	225,687
175,000	Berkshire Hathaway Finance
	0.390%, 01/10/17 (c)	175,026
	Blackstone Holdings Finance
150,000	6.625%, 08/15/19 (a) (d)	178,290
250,000	6.250%, 08/15/42 (a) (d)	287,499
250,000	Bunge Ltd Finance
	8.500%, 06/15/19	312,452
500,000	Daimler Finance
	1.024%, 04/10/14 (a) (c)	500,810
250,000	Discover Bank
	Subordinated Notes
	7.000%, 04/15/20	296,089
1,000,000	General Electric Capital, MTN
	Senior Unsecured Notes
	0.937%, 04/24/14 (c)	1,001,590
800,000	Goldman Sachs Capital I
	6.345%, 02/15/34	821,363
400,000	Itau Unibanco Holding SA (Brazil)
	Subordinated Notes
	5.500%, 08/06/22 (a)	378,000

See accompanying Notes to Schedule of Investments.

35

Aston Funds

ASTON/TCH Fixed Income Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

			Market
Par Value			Value

		Financials (continued)
		Jefferies Group
		Senior Unsecured Notes
	$200,000	8.500%, 07/15/19	$247,201
	250,000	6.500%, 01/20/43	260,652
	200,000	Leucadia National
		Senior Unsecured Notes
		5.500%, 10/18/23	205,670
	300,000	Marsh & McLennan
		Senior Unsecured Notes
		9.250%, 04/15/19	394,847
	750,000	Merrill Lynch, MTN
		Senior Unsecured Notes
		6.875%, 04/25/18	895,729
	250,000	Nomura Holdings (Japan), MTN
		Senior Unsecured Notes
		1.694%, 09/13/16 (c)	254,540
	250,000	Royal Bank of Canada (Canada), GMTN
		Senior Unsecured Notes
		0.936%, 10/30/14 (c)	251,296
	500,000	Wells Fargo
		Senior Unsecured Notes
		1.166%, 06/26/15 (c)	505,823
			8,851,424

		Healthcare – 2.91%
	310,000	Endo Health Solutions
		7.000%, 07/15/19	331,700
	250,000	Humana
		Senior Unsecured Notes
		8.150%, 06/15/38	343,299
	500,000	Lorillard Tobacco
		8.125%, 05/01/40	638,532
	200,000	Quest Diagnostics
		1.098%, 03/24/14 (c)	200,162
			1,513,693

		Industrials – 5.03%
	370,000	Burlington Northern Santa Fe
		Senior Unsecured Notes
		7.000%, 02/01/14	370,000
	250,000	FedEx
		Senior Notes
		8.000%, 01/15/19	315,611
	200,000	Jaguar Land Rover Automotive (United Kingdom)
		4.125%, 12/15/18 (a)	202,500
	500,000	Mexichem SAB de CV (Mexico)
		6.750%, 09/19/42 (a)	468,750
	200,000	Nissan Motor Acceptance (a) (c)
		0.946%, 09/26/16	201,151
	500,000	Southern Copper
		Senior Unsecured Notes
		7.500%, 07/27/35	524,228
	250,000	Vale SA (Brazil)
		Senior Unsecured Notes
		5.625%, 09/11/42	222,780
	250,000	Waste Management
		7.375%, 03/11/19	308,727
			2,613,747

	Information Technology – 2.49%
490,000	DIRECTV Holdings / DIRECTV Financing
	6.350%, 03/15/40	525,861
150,000	Hewlett-Packard
	Senior Unsecured Notes
	1.182%, 01/14/19 (c)	150,109
600,000	Telecom Italia Capital SA (Luxembourg)
	7.721%, 06/04/38	621,000
		1,296,970

	Materials – 4.70%
100,000	Allegheny Technologies
	Senior Unsecured Notes
	5.875%, 08/15/23	103,254
400,000	ArcelorMittal (Luxembourg)
	Senior Unsecured Notes
	7.500%, 10/15/39 (b)	395,000
500,000	Braskem America Finance
	7.125%, 07/22/41 (a)	442,500
250,000	Dow Chemical (The)
	Senior Unsecured Notes
	8.550%, 05/15/19	322,233
250,000	International Paper
	Senior Unsecured Notes
	8.700%, 06/15/38	359,625
550,000	Rio Tinto Finance (Australia)
	8.950%, 05/01/14	561,045
250,000	Teck Resources (Canada)
	6.250%, 07/15/41	257,945
		2,441,602

	Telecommunication Services – 6.50%
	CenturyLink
	Senior Unsecured Notes
500,000	7.600%, 09/15/39	448,750
500,000	7.650%, 03/15/42	448,750
400,000	Expedia
	5.950%, 08/15/20	439,677
350,000	Frontier Communications
	Senior Unsecured Notes
	9.000%, 08/15/31	351,750
500,000	Telefonica Europe BV (Netherlands)
	8.250%, 09/15/30	624,715
450,000	Time Warner Cable
	8.250%, 02/14/14	450,862
100,000	Verizon Communications
	Senior Unsecured Notes
	1.773%, 09/15/16 (c)	103,017
500,000	Windstream
	7.500%, 06/01/22	511,250
		3,378,771

	Utilities – 3.54%
500,000	Dubai Electricity & Water Authority
	(United Arab Emirates)
	Senior Unsecured Notes
	8.500%, 04/22/15 (a)	543,125
450,000	FPL Group Capital
	7.875%, 12/15/15	507,107

See accompanying Notes to Schedule of Investments.

36

Aston Funds

ASTON/TCH Fixed Income Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

			Market
Par Value			Value

		Utilities (continued)
	$150,000	Pacific Gas & Electric
		Senior Unsecured Notes
		8.250%, 10/15/18	$189,900
	450,000	Sempra Energy
		Senior Unsecured Notes
		9.800%, 02/15/19	599,847
			1,839,979
		Total Corporate Notes and Bonds (Cost $25,585,184)	27,839,123

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 40.98%
		Fannie Mae – 6.94%
	201,803	6.000%, 11/01/17,
		Pool # 662854	215,970
	63,767	6.000%, 04/01/18,
		Pool # 725175	66,968
	181,760	5.500%, 11/01/18,
		Pool # 748886	196,667
	63,762	4.500%, 06/01/19,
		Pool # 747860	68,409
	320,571	6.000%, 01/01/21,
		Pool # 850787	344,421
	106,138	6.000%, 09/01/32,
		Pool # 847899	117,790
	84,797	6.000%, 02/01/34,
		Pool # 771952	95,036
	79,148	7.500%, 02/01/35,
		Pool # 787557	91,614
	18,936	7.500%, 04/01/35,
		Pool # 819231	20,352
	137,624	6.000%, 11/01/35,
		Pool # 844078	152,608
	126,940	5.000%, 05/01/36,
		Pool # 745581	138,895
	74,140	6.000%, 12/01/36,
		Pool # 888029	82,401
	97,971	5.500%, 06/01/37,
		Pool # 918778	107,880
	103,108	6.500%, 10/01/37,
		Pool # 888890	115,167
	305,613	5.500%, 03/01/38,
		Pool # 962344	336,436
	265,818	4.000%, 02/01/41,
		Pool # AE0949	278,686
	229,160	4.000%, 02/01/41,
		Pool # AH5695	240,647
	967,707	3.000%, 03/01/43,
		Pool # AB8615	942,421
			3,612,368

		Freddie Mac – 12.74%
	324,023	5.500%, 11/01/20,
		Gold Pool # G18083	354,660
	66,079	5.500%, 12/01/20,
		Gold Pool # G11820	72,325
	54,072	6.000%, 10/01/35,
		Gold Pool # A47772	60,361
114,410	5.500%, 05/01/37,
	Gold Pool # A60048	125,330
215,008	5.500%, 09/01/37,
	Gold Pool # G03202	235,471
170,996	5.000%, 02/01/38,
	Gold Pool # A73409	186,095
441,313	5.000%, 04/01/38,
	Gold Pool # G04334	481,736
246,644	4.000%, 12/01/39,
	Gold Pool # G06935	258,403
122,094	4.000%, 05/01/41,
	Gold Pool # Q00870	127,939
736,753	4.000%, 11/01/41,
	Gold Pool # Q04550	772,223
961,916	3.000%, 04/01/43,
	Gold Pool # V80006	934,903
969,906	3.000%, 05/01/43,
	Gold Pool # G08525	944,185
892,139	3.500%, 10/01/43,
	Gold Pool # G08554	906,228
348,020	3.500%, 11/01/43,
	Gold Pool # G08557	353,516
798,406	3.500%, 12/01/43,
	Gold Pool # G08562	811,014
		6,624,389

	Government National Mortgage Association – 2.13%
152,770	5.000%, 05/20/37,
	Pool # 782156	168,184
322,054	5.000%, 08/20/37,
	Pool # 4015	353,575
274,857	6.000%, 07/20/38,
	Pool # 4195	309,464
180,224	5.500%, 08/20/38,
	Pool # 4215	192,182
74,201	6.000%, 01/15/39,
	Pool # 698036	82,639
		1,106,044

	U.S.Treasury Bill – 1.92%
1,000,000	0.056%, 03/13/14 *	999,942

	U.S.Treasury Inflation Index Bonds – 5.81%
1,621,455	1.375%, 07/15/18	1,780,813
1,112,670	1.750%, 01/15/28	1,239,323
		3,020,136

	U.S.Treasury Note – 11.44%
1,500,000	4.000%, 02/15/15	1,559,472
1,000,000	2.125%, 05/31/15	1,025,605
1,500,000	2.000%, 01/31/16	1,549,805
350,000	2.000%, 11/30/20	348,059
1,500,000	2.000%, 11/15/21	1,466,426
		5,949,367

	Total U.S. Government and Agency Obligations (Cost $20,826,340)	21,312,246

See accompanying Notes to Schedule of Investments.

37

Aston Funds

ASTON/TCH Fixed Income Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

			Market
Par Value			Value

ASSET-BACKED SECURITIES – 1.64%
	$79,936	Ally Auto Receivables Trust
		Series 2010-2, Class A4
		2.090%, 05/15/15	$80,045
	141,931	Ford Credit Auto Owner Trust
		Series 2010-A, Class A4
		2.150%, 06/15/15	142,331
	123,684	Hyundai Auto Receivables Trust
		Series 2010-A, Class A4
		2.450%, 12/15/16	125,022
	500,000	Volkswagen Auto Loan Enhanced Trust
		2011-1, Class A4
		1.980%, 09/20/17	505,249
		Total Asset-Backed Securities
		(Cost $853,382)	852,647

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.17%
	275,000	Bear Stearns Commercial Mortgage Securities
		Series 2007-T28, Class A4
		5.742%, 09/11/42 (c)	311,544
	294,230	Citigroup Commercial Mortgage
		Series 2004-C1, Class A4
		5.376%, 04/15/40 (c)	295,826
		Total Commercial Mortgage-Backed Securities
		(Cost $494,870)	607,370

Shares

INVESTMENT COMPANY – 3.32%
	1,726,268	BlackRock Liquidity Funds TempCash Portfolio	1,726,268
		Total Investment Company (Cost $1,726,268)	1,726,268
Total Investments – 100.64% (Cost $49,486,044)**			52,337,654
Net Other Assets and Liabilities – (0.64)%			(334,586)
Net Assets – 100.00%			$52,003,068

*	Rate disclosed represents the effective yield at January 31, 2014.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,398,800
Gross unrealized depreciation	(547,190)
Net unrealized appreciation	$2,851,610

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2014, these securities amounted to $4,117,281 or 7.92% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(b)
Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following  periods until maturity. The coupon rate shown will be accrual rate until maturity.

(c)	Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2014.
(d)	S&P credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

GMTN	Global Medium Term Note
MTN	Medium Term Note
S&P	Standard & Poor

Portfolio Composition
U.S.Government and Agency Obligations	41%
Asset-Backed Securities	2%
Commercial Mortgage-Backed Securities	1%
Net Other Assets and Liabilities	3%
Corporate Notes and Bonds
(Moody’s Ratings (d))
Aa	1%
A	7%
Baa	30%
Ba	12%
B	2%
NR	1%
100%

See accompanying Notes to Schedule of Investments.

38

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

INVESTMENT COMPANIES – 100.17%
	Long/Short Strategies – 60.12%
2,492,515	Blackrock Global Long/Short Equity Fund-IS	$29,685,857
2,222,623	Convergence Core Plus Fund	36,539,922
1,186,364	Driehaus Emerging Markets Small Cap Growth Fund	15,019,364
1,586,035	FPA Crescent Fund-I	51,482,693
1,355,647	Gotham Absolute Return Fund	17,135,382
2,908,966	Robeco Boston Partners Long/ Short Equity Fund-IS	58,121,131
4,578,596	The Weitz Funds - Partners III Opportunity Fund	73,715,393
		281,699,742

	Hedged Credit and Strategic Fixed Income – 19.07%
2,124,455	Avenue Credit Strategies Fund	24,346,255
1,485,198	BlackRock Global Long/Short Credit Fund-INS	16,054,993
2,620	Driehaus Active Income Fund	28,218
2,456	Driehaus Select Credit Fund	24,951
617,796	Guggenheim - Macro Opportunities Fund	16,643,427
1,372,486	Metropolitan West Unconstrained Bond Fund	16,181,610
1,362,940	Scout Unconstrained Bond Fund	16,082,688
		89,362,142

	Arbitrage and Event Driven – 17.21%
1,906,869	Calamos Market Neutral Income Fund	24,236,301
91,743	Driehaus Event Driven Fund	1,003,670
5,146,652	Touchstone Merger Arbitrage Fund	55,377,971
		80,617,942
	Global Macro – 2.78%
1,173,743	John Hancock Funds II - Global Absolute Return Strategies Fund	13,005,069

	Money Market – 0.99%
4,656,238	Blackrock Liquidity Funds Treasury Trust Fund Portfolio	4,656,238
	Total Investment Companies
	(Cost $448,956,498)	469,341,133
Total Investments – 100.17%
(Cost $448,956,498)*		469,341,133
Net Other Assets and Liabilities – (0.17)%		(793,469)
Net Assets – 100.00%		$468,547,664

*	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$22,787,852
Gross unrealized depreciation	(2,403,217)
Net unrealized appreciation	$20,384,635

See accompanying Notes to Schedule of Investments.

39

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 92.08%
	Consumer Discretionary – 14.28%
100,000	Coach (a)	$4,789,000
431,500	Ford Motor (a)	6,455,240
109,200	Kohl’s (a)	5,528,796
500,000	Staples (a)	6,580,000
		23,353,036

	Consumer Staples – 4.82%
165,000	ConAgra Foods (a)	5,245,350
55,000	Dr Pepper Snapple Group (a)	2,633,400
		7,878,750

	Energy – 9.44%
29,000	Anadarko Petroleum (a)	2,340,010
61,000	Apache (a)	4,895,860
75,000	Devon Energy (a)	4,441,500
28,000	Occidental Petroleum (a)	2,451,960
30,000	Transcocean (Switzerland) (a)	1,298,400
		15,427,730

	Financials – 9.42%
145,000	BB&T (a)	5,424,450
150,000	Hartford Financial Services Group (a)	4,987,500
550,000	Huntington Bancshares (a)	4,988,500
		15,400,450

	Healthcare – 3.72%
30,000	Abbott Laboratories (a)	1,099,800
95,000	Quest Diagnostics (a)	4,987,500
		6,087,300

	Industrials – 4.15%
40,000	ADT	1,201,600
65,000	Deere (a)	5,587,400
		6,789,000

	Information Technology – 17.68%
150,000	Applied Materials (a)	2,523,000
230,000	Cisco Systems (a)	5,039,300
460,000	Corning (a)	7,916,600
280,000	Intel (a)	6,871,200
155,000	Microsoft (a)	5,866,750
100,000	Nokia OYJ, SP ADR * (a)	692,000
		28,908,850

	Materials – 6.40%
420,000	Alcoa (a)	4,834,200
90,000	Dow Chemical (a)	4,095,900
70,000	Huntsman (a)	1,534,400
		10,464,500

	Telecommunication Services – 6.07%
170,000	AT&T (a)	5,664,400
147,700	CenturyLink (a)	4,262,622
		9,927,022

	Utilities – 16.10%
87,000	Entergy (a)	5,483,610
180,000	Exelon (a)	5,220,000
150,000	FirstEnergy (a)	4,723,500
160,000	PPL (a)	4,891,200
180,000	Public Service Enterprise Group (a)	6,001,200
		26,319,510
	Total Common Stocks
	(Cost $148,877,090)	150,556,148

Number of Contracts

PURCHASED OPTIONS – 1.46%
	SPDR S&P 500 ETF
1,500	Strike @ $160 Exp 04/14	190,500
4,500	Strike @ $161 Exp 04/14	616,500
5,000	Strike @ $162 Exp 04/14	740,000
2,000	Strike @ $163 Exp 04/14	320,000
3,000	Strike @ $164 Exp 04/14	522,000
	Total Purchased Options
	(Cost $1,574,601)	2,389,000

Shares

INVESTMENT COMPANY – 8.93%
14,597,792	BlackRock Liquidity Funds TempCash Portfolio	14,597,792
	Total Investment Company
	(Cost $14,597,792)	14,597,792

See accompanying Notes to Schedule of Investments.

40

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Shares	Market Value

Total Investments – 102.47%
(Cost $165,049,483)**	$167,542,940
Net Other Assets and Liabilities – (2.47)%	(4,046,316)
Net Assets – 100.00%	$163,496,624

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and federal income tax purposes.

Gross unrealized appreciation	$11,684,340
Gross unrealized depreciation	(9,190,883)
Net unrealized appreciation	$2,493,457

(a)	All or a portion of these securities are pledged as collateral for written call equity options.
ETF	Exchange-Traded Fund
S&P	Standard & Poor
SP ADR	Sponsored American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the period ended January 31, 2014 were as follows:

Contracts	Number of Contracts	Premium
Outstanding, October 31, 2013	58,830	$4,160,902
Call Options Written	57,306	4,973,278
Call Options Closed or Expired	(64,066)	(5,266,920)
Call Options Exercised	(50)	(9,650)
Outstanding, January 31, 2014	52,020	$3,857,610

Premiums received and value of written call equity options outstanding as of January 31, 2014.

Number of Contracts	Description	Premium Received	Market Value
	Abbott Laboratories
100	Strike @ $39 Exp 5/14	$8,500	$5,800
150	Strike @ $40 Exp 5/14	10,100	6,000

	Alcoa
650	Strike @ $10 Exp 7/14	33,776	126,750
3,350	Strike @ $11 Exp 7/14	95,017	435,500
200	Strike @ $12 Exp 7/14	5,932	18,800

	Anadarko Petroleum
290	Strike @ $90 Exp 8/14	77,741	87,000

	Apache
610	Strike @ $92.5 Exp 7/14	130,800	69,540

	Applied Materials
500	Strike @ $16 Exp 4/14	39,585	62,000
1,000	Strike @ $17 Exp 7/14	121,963	100,000

	AT&T
300	Strike @ $39 Exp 7/14	11,001	3,000
900	Strike @ $36 Exp 10/14	63,059	58,500
500	Strike @ $37 Exp 10/14	25,945	23,000

	BB&T
150	Strike @ $37 Exp 6/14	8,995	27,150
1,300	Strike @ $39 Exp 9/14	159,846	153,400

	CenturyLink
1,477	Strike @ $38 Exp 7/14	31,703	7,385

	Cisco Systems
500	Strike @ $27 Exp 7/14	17,844	6,250
400	Strike @ $28 Exp 7/14	13,940	3,200
400	Strike @ $25 Exp 10/14	27,166	21,200
500	Strike @ $27 Exp 10/14	19,982	12,000

	Coach
250	Strike @ $52.5 Exp 8/14	52,625	42,500
650	Strike @ 55 Exp 8/14	93,886	78,000
50	Strike @ $57.5 Exp 8/14	13,398	3,875

	ConAgra Foods
250	Strike @ $37 Exp 6/14	6,141	3,125
335	Strike @ $34 Exp 9/14	41,676	29,312
950	Strike @ $36 Exp 9/14	51,262	38,950

	Corning
4,600	Strike @ $20 Ex 8/14	284,841	174,800

	Deere
150	Strike @ $92.5 Exp 6/14	22,194	24,000
200	Strike @ $92.5 Exp 9/14	47,991	50,000
300	Strike @ $97.5 Exp 914	55,487	40,200

	Devon Energy
250	Strike @ $67.5 Exp 7/14	46,433	31,000
500	Strike @ $70 Exp 7/14	66,482	38,250

	Dow Chemical
500	Strike @ $39 Exp 6/14	133,533	360,000
300	Strike @ $40 Exp 6/14	67,049	190,500
100	Strike @ $43 Exp 9/14	39,170	47,500

	Dr. Pepper Snapple Group
100	Strike @ $50 Exp 2/14	3,896	2,600
220	Strike @ $50 Exp 3/14	16,872	9,350

	Entergy
730	Strike @ $75 Exp 6/14	26,984	9,125

	Exelon
434	Strike @ $35 Exp 4/14	14,361	1,085
1,066	Strike @ $36 Exp 4/14	25,807	2,665

	FirstEnergy
1,040	Strike @ $43 Exp 4/14	37,895	7,800

	Ford Motor
400	Strike @ $16 Exp 9/14	27,032	28,000
400	Strike @ $17 Exp 9/14	23,584	17,200
3,315	Strike @ $18 Exp 9/14	161,598	86,190
200	Strike @ $19 Exp 9/14	5,792	3,400

	Hartford Financial Services Group
1,500	Strike @ $40 Exp 9/14	99,570	115,500

	Huntington Bancshares
1,600	Strike @ $9 Exp 4/14	53,243	73,600
3,900	Strike @ $11 Exp 7/14	49,901	29,250

	Huntsman
200	Strike @ $20 Exp 8/14	50,592	61,000
500	Strike @ $22 Exp 8/14	102,136	95,000

	Intel
2,300	Strike @ $30 Exp 10/14	105,308	57,500
500	Strike @ $32 Exp 10/14	15,480	6,000

See accompanying Notes to Schedule of Investments.

41

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Number of Contracts	Description	Premium Received	Market Value
	Kohl’s
651	Strike @ $52.5 Exp 7/14	$234,115	$162,750
441	Strike @ $55 Exp 7/14	69,338	72,765

	Microsoft
700	Strike @ $35 Exp 10/14	202,328	283,500
500	Strike @ $37 Exp 10/14	103,796	150,000
350	Strike @ $38 Exp 10/14	69,287	74,900

	Nokia OYJ
1,000	Strike @ $8 Exp 4/14	24,324	18,000

	Occidental Petroleum
20	Strike @ $95 Exp 2/14	3,660	360
50	Strike @ $95 Exp 8/14	13,150	12,600
150	Strike @ $105 Exp 8/14	30,274	12,150

	PPL
200	Strike @ $32 Exp 7/14	11,293	8,000
1,300	Strike @ $33 Exp 7/14	40,903	19,500

	Public Service Enterprise Group
1,800	Strike @ $35 Exp 6/14	143,917	75,600
	Quest Diagnostics
41	Strike @ $60 Exp 8/14	4,223	4,551
450	Strike @ $65 Exp 8/14	36,404	19,125

	Staples
1,000	Strike @ $19 Exp 6/14	35,062	5,000
1,000	Strike @ $20 Exp 6/14	31,894	5,000
1,000	Strike @ $17 Exp 9/14	27,140	20,000

	Transocean
200	Strike @ $50 Exp 8/14	17,592	17,000
100	Strike @ $55 Exp 8/14	13,796	3,300
	Total Written Call Options	$3,857,610	$3,947,853

See accompanying Notes to Schedule of Investments.

42

Aston Funds

ASTON/River Road Long-Short Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

The chart represents total investments in the Fund. Exchange Traded Funds, Industrials and Materials are negative 5.52%, 2.58% and 0.88%, respectively and cannot be represented in the pie chart format.

Shares			Market Value

COMMON STOCKS – 78.40%
		Consumer Discretionary – 34.62%
	72,442	Ascent Capital Group, Class A * (a)	$5,183,225
	125,098	Comcast, Class A (a)	6,811,586
	73,023	DIRECTV * (a)	5,069,987
	210,828	General Motors (a)	7,606,674
	146,140	International Speedway, Class A (a)	4,905,920
	58,291	Liberty Media, Class A *	7,670,513
	128,553	Lvmh Moet Hennessy Louis Vuitton SA, ADR	4,570,059
	398,797	News, Class A (a)	6,364,800
	87,797	PetSmart	5,531,211
	246,576	Quebecor, Class B	5,251,432
	125,564	Target (a)	7,111,945
	81,637	Tribune, Class A * (a)	6,081,957
	54,037	Viacom, Class B (a)	4,436,438
			76,595,747

		Consumer Staples – 8.43%
	102,330	Molson Coors Brewing, Class B (a)	5,386,651
	91,132	Nestle, SP ADR (a)	6,620,740
	420,171	Tesco PLC, SP ADR	6,647,105
			18,654,496

		Energy – 5.76%
	109,499	Devon Energy (a)	6,484,531
	71,343	Occidental Petroleum (a)	6,247,507
			12,732,038

		Financials – 3.88%
	223,758	Dundee, Class A (Canada) *	3,684,599
	8,674	White Mountains Insurance Group (Bermuda) (a)	4,898,208
			8,582,807

		Healthcare – 3.41%
	143,514	Quest Diagnostics (a)	7,534,485

		Industrials – 2.69%
	197,902	ADT (a)	5,944,976

		Information Technology – 14.44%
	264,687	Corning (a)	4,555,263
	125,407	eBay * (a)	6,671,652
	187,153	Microsoft (a)	7,083,741
	51,505	NeuStar, Class A *	1,745,504
	147,916	Oracle (a)	5,458,100
	86,533	QUALCOMM (a)	6,422,479
			31,936,739

		Telecommunication Services – 2.59%
	136,486	Rogers Communications, Class B (Canada) (a)	5,737,871

		Utilities – 2.58%
	75,635	National Fuel Gas (a)	5,699,854

		Total Common Stocks (Cost $175,631,074)	173,419,013

INVESTMENT COMPANY – 23.54%
	52,082,259	BlackRock Liquidity Funds TempCash Portfolio	52,082,259
		Total Investment Company (Cost $52,082,259)	52,082,259
Total Investments – 101.94% (Cost $227,713,333)**			225,501,272

$56,741,203 in cash and $87,008,388 in securities was segregated or on deposit with a prime broker to cover short sales as of January 31, 2014 and are included in “Net Other Assets and Liabilities”.

SHORT SALES – (29.45)%

COMMON STOCKS – (23.93)%

		Consumer Discretionary – (6.22)%
	(59,144)	BJ’s Restaurants *	(1,677,324)
	(159,194)	Boyd Gaming *	(1,681,089)
	(76,203)	D.R. Horton	(1,789,246)
	(28,009)	Garmin (Switzerland)	(1,261,805)
	(32,637)	Hyatt Hotels Corp, Class A *	(1,559,722)
	(38,017)	Leggett & Platt	(1,141,270)
	(118,834)	PulteGroup	(2,414,707)
	(40,316)	Scholastic	(1,330,025)
	(64,063)	Tile Shop Holdings *	(905,210)
			(13,760,398)

		Consumer Staples – (0.49)%
	(68,214)	Dean Foods *	(1,077,781)
			(1,077,781)

See accompanying Notes to Schedule of Investments.

43

Aston Funds

ASTON/River Road Long-Short Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Shares			Market Value

		Energy – (0.49)%
	(25,211)	Gulfmark Offshore	$(1,072,980)
			(1,072,980)

		Financials – (1.52)%
	(34,521)	Amtrust Financial Services	(1,114,338)
	(49,118)	Mercury General	(2,251,078)
			(3,365,416)

		Industrials – (5.27)%
	(189,528)	ACCO Brands *	(1,101,158)
	(67,347)	Albany International, Class A	(2,328,186)
	(32,619)	Caterpillar	(3,063,250)
	(62,910)	Granite Construction	(2,094,274)
	(46,825)	Quad Graphics	(1,073,697)
	(30,119)	Tetra Tech *	(888,812)
	(36,377)	USG *	(1,113,136)
			(11,662,513)

		Information Technology – (3.99)%
	(65,044)	Aruba Networks *	(1,282,017)
	(92,515)	Electronic Arts *	(2,442,396)
	(43,646)	EZchip Semiconductor *	(1,064,526)
	(11,296)	Mercadolibre	(1,089,951)
	(73,533)	RealPage *	(1,653,022)
	(8,457)	Synchronoss Technologies *	(225,464)
	(25,931)	Teradata *	(1,066,283)
			(8,823,659)

		Materials – (0.88)%
	(53,136)	Arcelormittal	(875,681)
	(44,781)	Teck Resources, Class B (Canada)	(1,075,640)
			(1,951,321)

		Telecommunication Services – (2.61)%
	(56,893)	CenturyLink	(1,641,932)
	(93,541)	Consolidated Communications Holdings	(1,831,533)
	(488,819)	Frontier Communications	(2,297,449)
			(5,770,914)

		Utilities – (2.46)%
	(23,289)	DTE Energy	(1,588,775)
	(38,849)	Otter Tail	(1,081,556)
	(20,750)	South Jersey Industries	(1,106,805)
	(43,114)	UIL Holdings	(1,667,218)
			(5,444,354)

EXCHANGE TRADED FUNDS – (5.52)%
	(43,777)	SPDR S&P 500 ETF Trust	(7,800,186)
	(83,565)	United States Natural Gas Fund LP *	(2,020,602)
	(69,127)	United States Oil Fund LP *	(2,405,620)
		Total Exchange Traded Funds (Cost $(12,042,196))	(12,226,408)
Total Short Sales – (29.45)% (Proceeds $(64,638,391))			(65,155,744)
Net Other Assets and Liabilities – 27.51%			60,866,114
Net Assets – 100.00%			$221,211,642

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

Gross unrealized appreciation	$4,676,288
Gross unrealized depreciation	(6,888,348)
Net unrealized depreciation	$(2,212,060)

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
S&P	Standard & Poor
SP ADR	Sponsored American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Schedule of Investments.

44

Aston Funds

ASTON/Barings International Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares			Market Value

COMMON STOCKS – 98.60%
		France – 10.60%
	2,950	Air Liquide	$370,813
	15,665	AXA	411,987
	4,864	BNP Paribas	376,879
	4,484	Sanofi	440,266
	5,527	Scor Se	179,351
	12,174	SES	391,023
	8,685	Total	495,951
	5,927	Vinci	388,219
			3,054,489

		Germany – 12.19%
	3,307	Adidas	369,703
	3,865	Bayer	510,277
	3,658	Bayerische Motoren Werke	398,732
	4,578	Daimler	383,615
	7,063	Deutsche Boerse	543,834
	3,344	Fresenius	521,591
	1,521	Muenchener Rueckversicherungs- Gesellschaft	314,170
	6,136	SAP	468,900
			3,510,822

		Hong Kong – 2.16%
	58,000	AIA Group	268,698
	33,600	HSBC Holdings	352,637
			621,335

		Italy – 0.81%
	31,132	UniCredit	234,293

		Japan – 22.32%
	6,200	Astellas Pharma	388,251
	9,100	Denso	475,530
	4,700	East Japan Railway	351,085
	1,300	FANUC	213,380
	51,000	Hitachi	395,342
	24,000	Hitachi Metals	382,421
	58,000	Isuzu Motors	351,395
	14,500	Japan Tobacco	453,719
	7,800	KDDI	435,539
	3,000	Kyocera	136,567
	15,700	Mitsubishi	292,425
	37,000	Mitsubishi Electric	426,603
	59,400	Mitsubishi UFJ Financial Group	362,202
	12,100	Rakuten	199,436
	71,000	Sumitomo Mitsui Trust Holdings	343,986
	8,200	Takeda Pharmaceutical	384,678
	12,200	Tokio Marine Holdings	362,286
	8,200	Toyota Motor	475,290
			6,430,135

		Mexico – 0.59%
	13,442	Fresnillo	170,039

		Netherlands – 5.32%
	2,696	ASML Holding NV	229,004
	5,267	European Aeronautic Defence and Space NV	373,723
	11,783	Koninklijke Philips NV	410,645
	15,004	Royal Dutch Shell, Class A	518,245
			1,531,617

		Norway – 1.83%
	13,514	Subsea 7	232,070
	7,175	Yara International	296,032
			528,102

		Russia – 1.44%
	9,415	Mobile TeleSystems, SP ADR	162,409
	8,049	Sberbank of Russia, ADR	87,090
	4,511	Yandex NV, Class A *	165,779
			415,278

		Singapore – 2.59%
	23,000	DBS Group Holdings	298,259
	260,000	Golden Agri-Resources	106,416
	41,700	Keppel	341,401
			746,076

		South Korea – 1.46%
	239	Samsung Electronics	284,550
	807	SK Holdings *	135,018
			419,568

		Sweden – 1.04%
	20,597	Elekta AB, B Shares	300,243

		Switzerland – 8.24%
	11,747	Credit Suisse Group	355,016
	8,221	Julius Baer Group	399,421
	1,965	Roche Holding	540,313
	874	Syngenta	309,537

See accompanying Notes to Schedule of Investments.

45

Aston Funds

ASTON/Barings International Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Shares			Market Value

		Switzerland (continued)
	18,297	UBS	$363,054
	1,396	Zurich Financial Services	405,412
			2,372,753

		Taiwan – 1.19%
	20,200	Taiwan Semiconductor Manufacturing, SP ADR	341,784

		United Kingdom – 26.82%
	19,803	Admiral Group	470,407
	5,993	AstraZeneca	380,135
	81,945	Barclays	367,083
	25,514	BG Group	428,652
	11,923	BHP Billiton	351,922
	8,321	British American Tobacco	398,876
	89,386	BT Group	563,227
	12,329	Experian	210,783
	69,287	GKN	449,111
	15,966	GlaxoSmithKline	410,495
	18,445	Prudential	372,351
	1,891	Randgold Resources	130,344
	5,241	Reckitt Benckiser Group	393,133
	70,963	Resolution	406,663
	24,795	Rolls-Royce Holdings	483,827
	8,999	SABMiller	405,340
	9,232	Shire	461,820
	128,220	Vodafone Group	477,524
	26,936	WPP	565,456
			7,727,149
		Total Common Stocks
		(Cost $25,565,581)	28,403,683
INVESTMENT COMPANY – 3.53%
	1,017,906	BlackRock Liquidity Funds TempCash Portfolio	1,017,906

		Total Investment Company
		(Cost $1,017,906)	1,017,906
Total Investments – 102.13%
(Cost $26,583,487)**			29,421,589
Net Other Assets and Liabilities – (2.13)%			(614,127)
Net Assets – 100.00%			$28,807,462

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,483,290
Gross unrealized depreciation	(645,188)
Net unrealized appreciation	$2,838,102

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

46

Aston Funds

ASTON/LMCG Emerging Markets Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Shares			Value

COMMON STOCKS – 90.40%
		Bermuda – 0.69%
	2,598	VimpelCom, SP ADR	$25,175

		Brazil – 9.18%
	4,600	AMBEV SA *	30,670
	3,400	Banco do Brasil SA	29,432
	4,000	Braskem, Preference A *	30,797
	519	Cia Brasileira de Distribuicao Grupo Pao de Acucar, SP ADR	19,862
	2,100	Cia Paranaense de Energia, Preference B	24,218
	4,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,669
	5,000	Gerdau, Preference	35,533
	4,700	Hypermarcas	29,701
	9,800	JBS	34,315
	10,300	Suzano Papel e Celulose, Preference A	40,632
	3,145	Vale, SP ADR	38,621
			337,450

		Chile – 0.55%
	1,521	Enersis, SP ADR	20,184

		China – 7.83%
	42,000	Angang Steel, Class H *	26,931
	146,000	Bank of China, Class H	62,296
	30,000	China Communications Construction, Class H	22,067
	52,000	China Construction Bank, Class H	36,396
	3,082	Giant Interactive Group, ADR	33,933
	30,000	Huaneng Power International, Class H	28,061
	58,000	Industrial and Commercial Bank of China, Class H	36,227
	1,210	WuXi PharmaTech Cayman, ADR *	42,229
			288,140

		Hong Kong – 7.93%
	6,000	China Mobile	57,368
	71,000	China Power International Development	23,946
	44,000	China Resources Cement Holdings	30,301
	20,000	COSCO Pacific	25,713
	65,000	Geely Automobile Holdings	26,824
	250,000	GOME Electrical Appliances Holding	43,723
	350,000	REXlot Holdings	55,276
	13,000	Shimao Property Holdings	28,633
			291,784

		India – 3.40%
	985	ICICI Bank, SP ADR	31,687
	1,579	Reliance Industries, GDR (a)	41,528
	1,320	Sesa Sterlite, ADR	15,946
	1,292	Tata Motors, SP ADR	35,982
			125,143

		Indonesia – 1.81%
	93,000	Bank Negara Indonesia Persero Tbk	33,498
	57,500	Indofood Sukses Makmur Tbk PT	33,064
			66,562

		Malaysia – 3.30%
	12,800	AMMB Holdings	28,116
	16,000	IJM	28,338
	20,300	IOI	25,562
	22,200	Malaysia Building Society	14,307
	45,000	YTL Power International	25,194
			121,517

		Mexico – 2.69%
	5,200	Fomento Economico Mexicano	47,035
	6,200	Grupo Aeroportuario del Pacifico	33,800
	6,100	Grupo Comercial Chedraui	17,998
			98,833

		Philippines – 1.45%
	46,500	Alliance Global Group	27,982
	14,960	Metropolitan Bank & Trust	25,215
			53,197

		Russia – 5.26%
	6,986	Gazprom, SP ADR	58,054
	604	Lukoil, SP ADR	34,428
	4,850	Sberbank, SP ADR	52,477
	1,695	Severstal, GDR	13,763
	1,050	Tatneft, SP ADR	34,755
			193,477

		South Africa – 10.45%
	2,260	African Rainbow Minerals	44,453
	3,426	Barloworld .	32,168
	1,787	Imperial Holdings	29,672
	2,531	Liberty Holdings	25,960
	5,117	Mediclinic International	32,881
	2,271	Mondi	34,393
	3,419	MTN Group	60,768

See accompanying Notes to Schedule of Investments.

47

Aston Funds

ASTON/LMCG Emerging Markets Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

			Market
Shares			Value

		South Africa (continued)
	16,099	Netcare	$32,237
	591	Sasol	28,364
	8,989	Steinhoff International Holdings	37,051
	2,492	Vodacom Group	26,325
			384,272

		South Korea – 17.76%
	167	E-Mart	40,406
	950	Hanwha	32,032
	300	Hyundai Motor	65,357
	69	KCC	31,391
	691	Kia Motors	34,648
	1,340	LG Display *	31,508
	2,620	LG Uplus	26,835
	424	LS	33,177
	940	Samsung Card	30,507
	139	Samsung Electronics	165,492
	1,180	Shinhan Financial Group	50,126
	145	SK Holdings	24,260
	1,710	SK Hynix * .	60,051
	137	SK Telecom	27,530
			653,320

		Taiwan – 10.05%
	36,000	Advanced Semiconductor Engineering	33,012
	73,000	Au Optronics *	21,259
	5,000	Catcher Technology	33,369
	10,000	Chong Hong Construction	26,989
	65,000	Innolux *	22,626
	52,000	King Yuan Electronics	35,609
	20,000	Pegatron	26,262
	5,000	President Chain Store	33,589
	16,000	Taiwan Semiconductor Manufacturing	55,529
	30,740	Uni-President Enterprises	50,703
	75,000	United Microelectronics	30,791
			369,738

		Thailand – 3.37%
	18,300	Bangchak Petroleum	14,830
	5,700	PTT Exploration & Production	26,419
	14,800	PTT Global Chemical	31,945
	265,600	Quality Houses	20,598
	6,700	Siam Commercial Bank Public, Foreign Registered	30,242
			124,034

		Turkey – 3.98%
	19,881	Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	18,908
	23,748	Eregli Demir ve Celik Fabrikalari TAS	28,469
	3,738	Tav Havalimanlari Holding	28,027
	8,339	Turk Hava Yollari	24,862
	5,409	Turkcell Iletisim Hizmetleri *	26,655
	10,856	Turkiye Is Bankasi	19,449
			146,370
		United Kingdom – 0.70%
	569	SABMiller	25,535
		Total Common Stocks (Cost $3,548,481)	3,324,731
EXCHANGE TRADED FUNDS – 7.21%
		United States – 7.21%
	1,595	iPath MSCI India Index Fund *	86,401
	2,550	iShares MSCI Emerging Markets Index Fund	97,384
	3,490	iShares MSCI India	81,579
			265,364
		Total Exchange Traded Funds
		(Cost $267,452)	265,364
INVESTMENT COMPANY – 2.23%
	82,023	BlackRock Liquidity Funds TempCash Portfolio	82,023
		Total Investment Company (Cost $82,023)	82,023
Total Investments – 99.84% (Cost $3,897,956)**			3,672,118
Net Other Assets and Liabilities – 0.16% .			5,888
Net Assets – 100.00%			$3,678,006

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$184,139
Gross unrealized depreciation	(409,977)
Net unrealized depreciation	$(225,838)

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security is purchased in accordance with guidlines approved by the Funds’ board of Trustees and may only be resold in transactions exempt from registrations to qualified institutional buyers. At January, 31 2014, the security amounted to $41,528 or 1.13% of net assets. The security has been determined by the Subadviser to be a liquid security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

48

Aston Funds

ASTON/Harrison Street Real Estate Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Shares			Value

COMMON STOCKS – 98.44%
		Diversified – 28.11%
	13,075	Crown Castle International *	$927,802
	11,720	DuPont Fabros Technology	304,603
	6,360	EPR Properties	324,869
	29,900	Lexington Realty Trust	323,219
	5,250	National Health Investors	330,592
	22,400	Retail Properties of America, Class A	295,456
	26,467	Weyerhaeuser	790,834
	4,200	WP Carey	248,136
			3,545,511

		Healthcare – 8.92%
	12,780	Health Care, REIT	740,218
	10,150	LTC Properties	385,192
			1,125,410

		Hotels – 6.47%
	9,573	Chesapeake Lodging Trust	233,103
	7,600	Hyatt Hotels, Class A *	363,204
	23,600	Strategic Hotels & Resorts *	219,716
			816,023

		Industrial – 8.65%
	6,510	Iron Mountain	171,929
	17,330	Prologis	671,711
	11,525	STAG Industrial	247,327
			1,090,967

		Office Properties – 9.66%
	21,692	BioMed Realty Trust	423,211
	26,555	Brandywine Realty Trust	378,409
	4,447	SL Green Realty	416,995
			1,218,615

	Residential – 15.93%
15,280	Apartment Investment & Management, Class A	427,382
7,270	Camden Property Trust	449,431
6,810	Mid-America Apartment Communities	439,517
8,254	Sun Communities	385,875
12,613	UDR	307,000
		2,009,205

	Retail – 17.32%
21,250	General Growth Properties	427,975
16,464	Ramco-Gershenson Properties Trust	262,930
19,790	Retail Opportunity Investments	286,163
7,799	Simon Property Group	1,207,597
		2,184,665

	Storage – 3.38%
9,329	Extra Space Storage	425,962
	Total Common Stocks (Cost $12,273,732)	12,416,358

INVESTMENT COMPANY – 1.76%
222,236	BlackRock Liquidity Funds TempCash Portfolio	222,236
	Total Investment Company (Cost $222,236)	222,236
Total Investments – 100.20% (Cost $12,495,968)**		12,638,594
Net Other Assets and Liabilities – (0.20)%		(25,738)
Net Assets – 100.00%		$12,612,856

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and federal income tax purposes.

Gross unrealized appreciation	$329,348
Gross unrealized depreciation	(186,722)
Net unrealized appreciation	$142,626

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

49

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	January 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares			Market Value

COMMON STOCKS – 59.89%
		Consumer Discretionary – 8.49%
	3,475	Bed Bath & Beyond *	$221,879
	2,964	Johnson Controls	136,700
	4,500	NIKE, Class B	327,825
	262	Priceline.com *	299,961
	1,858	Ralph Lauren	291,502
	4,600	Starbucks	327,152
	7,250	TJX	415,860
			2,020,879

		Consumer Staples – 13.24%
	12,100	Coca-Cola	457,622
	7,800	Colgate-Palmolive	477,594
	2,300	Costco Wholesale	258,428
	7,100	Estee Lauder, Class A	488,054
	15,750	Mondelez International, Class A	515,813
	5,820	PepsiCo	467,695
	6,350	Procter & Gamble	486,537
			3,151,743

		Energy – 1.91%
	5,200	Occidental Petroleum	455,364

		Financials – 5.98%
	3,700	American Express	314,574
	3,200	Franklin Resources	166,432
	5,900	State Street	395,005
	12,100	Wells Fargo	548,614
			1,424,625

		Healthcare – 13.66%
	13,950	Abbott Laboratories	511,407
	4,650	Allergan	532,890
	5,650	AmerisourceBergen	379,793
	1,523	Biogen Idec *	476,151
	7,500	Gilead Sciences *	604,875
	2,484	McKesson	433,234
	4,050	Stryker	314,280
			3,252,630

		Industrials – 3.28%
	12,500	General Electric	314,125
	4,900	United Parcel Service, Class B	466,627
			780,752

		Information Technology – 11.25%
	1,950	Accenture, Class A (Ireland)	155,766
	8,800	eBay *	468,160
	614	Google, Class A *	725,116
	16,300	Juniper Networks *	433,743
	6,500	QUALCOMM	482,430
	1,919	Visa, Class A	413,410
			2,678,625

		Materials – 2.08%
	4,650	Monsanto	495,458
		Total Common Stocks
		(Cost $11,189,583)	14,260,076

Par Value

CORPORATE NOTES AND BONDS – 21.76%
		Consumer Staples – 4.48%
	$300,000	Coca-Cola
		Senior Unsecured Notes
		5.350%, 11/15/17	344,111
	325,000	PepsiCo
		Senior Unsecured Notes
		5.000%, 06/01/18	369,988
	350,000	Wal-Mart Stores
		Senior Unsecured Notes
		3.200%, 05/15/14	352,957
			1,067,056

		Energy – 0.40%
	95,000	ConocoPhillips
		4.750%, 02/01/14	95,000

		Financials – 7.18%
	300,000	General Electric Capital
		Senior Unsecured Notes, MTN
		4.375%, 09/16/20	328,781
	300,000	Goldman Sachs Group
		Senior Unsecured Notes
		3.625%, 02/07/16	314,701
	350,000	JPMorgan Chase
		Senior Unsecured Notes
		4.350%, 08/15/21	373,729
	350,000	U.S. Bancorp Subordinated Notes, MTN
		2.950%, 07/15/22	334,680
	350,000	Wells Fargo
		Senior Unsecured Notes, MTN, Series 1
		3.750%, 10/01/14	357,951
			1,709,842

See accompanying Notes to Schedule of Investments.

50

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	January 31, 2014
Schedule of Investments (unaudited) – continued

Par Value			Market Value

		Healthcare – 2.93%
	$250,000	Johnson & Johnson
		Senior Unsecured Notes
		5.950%, 08/15/37	$311,879
	375,000	Medtronic
		Senior Unsecured Notes
		3.000%, 03/15/15	386,493
			698,372

		Industrials – 1.62%
	375,000	United Parcel Service
		Senior Unsecured Notes
		3.125%, 01/15/21	385,641

		Information Technology – 5.15%
	300,000	Apple
		Senior Unsecured Notes
		1.000%, 05/03/18	292,922
	300,000	Cisco Systems
		Senior Unsecured Notes
		5.500%, 02/22/16	329,694
	300,000	Google
		Senior Unsecured Notes
		3.625%, 05/19/21	321,229
	300,000	Oracle
		Senior Unsecured Notes
		2.500%, 10/15/22	282,102
			1,225,947
		Total Corporate Notes and Bonds (Cost $5,082,134)	5,181,858

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 14.18%
		Fannie Mae – 0.19%
	12,409	7.500%, 02/01/35, Pool # 787557	14,362
	2,970	7.500%, 04/01/35, Pool # 819231	3,191
	24,485	6.000%, 11/01/35, Pool # 844078	27,150
			44,703

		Freddie Mac – 1.62%
	11,752	5.500%, 12/01/20,
		Gold Pool # G11820	12,862
	375,000	1.000%, 09/29/17	372,877
			385,739

		Government National Mortgage Association – 0.05%
	9,935	5.500%, 02/15/39,
		Pool # 698060	11,006

		U.S. Treasury Bonds – 3.86%
	300,000	5.375%, 02/15/31	383,602
	400,000	3.500%, 02/15/39	398,656
	150,000	3.125%, 11/15/41	137,859
			920,117

		U.S. Treasury Notes – 8.46%
	325,000	4.000%, 02/15/15	337,886
	275,000	0.250%, 02/15/15	275,290
	300,000	4.500%, 02/15/16	325,348

Shares

		U.S. Treasury Notes (continued)
	325,000	2.625%, 04/30/16	341,047
	325,000	4.625%, 02/15/17	362,997
	375,000	2.125%, 08/15/21	371,675
			2,014,243
		Total U.S. Government and Agency Obligations (Cost $3,351,810)	3,375,808

INVESTMENT COMPANY – 3.01%
	716,677	BlackRock Liquidity Funds TempCash Portfolio	$716,677
		Total Investment Company (Cost $716,677)	716,677
Total Investments – 98.84% (Cost $20,340,204)**			23,534,419
Net Other Assets and Liabilities – 1.16%			276,809
Net Assets – 100.00%			$23,811,228

*	Non-income producing security.
**	At January 31, 2014, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$3,294,171
	Gross unrealized depreciation	(99,956)
	Net unrealized appreciation	$3,194,215

MTN	Medium Term Note

	Portfolio Composition
	Common Stocks	60%
	Investment Company	3%
	U.S. Government and Agency Obligations	14%
	Net Other Assets and Liabilities	1%
	Corporate Notes and Bonds
	(Moody’s Ratings)
	AAA	1%
	AA	7%
	A	12%
	BAA	2%
		100%

See accompanying Notes to Schedule of Investments.

51

Aston Funds

January 31, 2014
Notes to Schedule of Investments (unaudited)

Note (1) Security Valuation: Equity securities, closed-end funds, exchange-traded funds, index options traded on a national securities exchange, and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by an independent pricing service when such prices are believed by the Adviser to reflect the current market value of such securities, in accordance with guidelines adopted by the Board of Trustees. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities in arriving at valuations. If accurate market quotations are not available, securities are valued at fair values in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair market value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair valuation procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities held by Barings International Fund and LMCG Emerging Markets Fund if certain market events occur.

Certain Funds invest in securities of other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”). Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company. ETF shares are traded on a securities exchange. Typically, an ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market values. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their shares of the Fund’s fees and expenses.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

●	Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities
●	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. The summary of each Fund’s investments that are measured at fair value by Level within the fair value hierarchy as of January 31, 2014 is as follows:

Funds	Total Value at 01/31/14	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

M&C Growth Fund
Assets
Investments in Securities*	$5,123,826,428	$5,123,826,428	$—	$—

TAMRO Diversified Equity Fund
Assets
Investments in Securities*	$55,440,271	$55,440,271	$—	$—

Herndon Large Cap Value Fund
Assets
Investments in Securities*	$130,188,041	$130,188,041	$—	$—

Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$72,491,076	$72,491,076	$—	$—

52

Aston Funds

January 31, 2014
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 01/31/14	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
River Road Dividend All Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$188,816,817	$188,816,817	$—	$—
Consumer Staples	159,933,131	159,933,131	—	—
Energy	106,779,183	100,203,621	6,575,562	—
Financials	176,289,757	176,289,757	—	—
Healthcare	34,267,930	34,267,930	—	—
Industrials	155,894,429	155,894,429	—	—
Information Technology	167,403,938	167,403,938	—	—
Materials	41,109,277	41,109,277	—	—
Telecommunication Services	80,541,586	80,541,586	—	—
Utilities	62,255,523	62,255,523	—	—
Total Common Stocks	1,173,291,571	1,166,716,009	6,575,562	—
Investment Company*	23,713,066	23,713,066	—	—
Total	$1,197,004,637	$1,190,429,075	$6,575,562	$—

River Road Dividend All Cap Value Fund II
Assets
Investments in Securities*	$99,667,561	$99,667,561	$—	$—

Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$5,032,647,648	$5,032,647,648	$—	$—

M&C Mid Cap Growth Fund
Assets
Investments in Securities*	$11,130,881	$11,130,881	$—	$—

LMCG Small Cap Growth Fund
Assets
Investment in Securities*	$41,979,832	$41,979,832	$—	$—

Silvercrest Small Cap Fund
Assets
Investments in Securities*	$42,934,182	$42,934,182	$—	$—

TAMRO Small Cap Fund
Assets
Common Stocks
Consumer Discretionary	$188,408,841	$188,408,841	$—	$—
Consumer Staples	105,345,318	86,744,896	18,600,422	—
Energy	75,844,200	75,844,200	—	—
Financials	294,898,907	294,898,907	—	—
Healthcare	189,727,163	189,727,163	—	—
Industrials	250,331,900	250,331,900	—	—
Information Technology	146,004,293	146,004,293	—	—
Total Common Stocks	1,250,560,622	1,231,960,200	18,600,422	—
Investment Company*	11,648,319	11,648,319	—	—
Total	$1,262,208,941	$1,243,608,519	$18,600,422	$—

River Road Select Value Fund
Assets
Investments in Securities*	$211,728,327	$211,728,327	$—	$—

53

Aston Funds

January 31, 2014
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 01/31/14	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$70,942,563	$70,942,563	$—	$—
Consumer Staples	13,182,469	9,195,829	3,986,640	—
Energy	27,743,940	19,538,904	8,205,036	—
Financials	46,553,649	46,553,649	—	—
Healthcare	26,496,094	26,496,094	—	—
Industrials	40,645,142	40,645,142	—	—
Information Technology	37,617,216	33,472,446	4,144,770	—
Materials	16,433,586	16,433,586	—	—
Telecommunication Services	9,657,402	9,657,402	—	—
Total Common Stocks	289,272,061	272,935,615	16,336,446	—
Investment Company*	33,830,585	33,830,585	—	—
Total*	$323,102,646	$306,766,200	$16,336,446	$—

River Road Independent Value Fund
Assets
Common Stocks
Consumer Discretionary	$3,098,991	$3,098,991	$—	$—
Consumer Staples	1,911,746	1,911,746	—	—
Energy	39,887,307	39,887,307	—	—
Financials	8,673,723	3,961,200	4,712,523	—
Health Care	3,228,309	3,228,309	—	—
Industrials	3,529,435	3,529,435	—	—
Information Technology	59,680,773	59,680,773	—	—
Materials	80,504,045	80,504,045	—	—
Utilities	17,054,589	14,212,319	2,842,270	—
Total Common Stocks	217,568,918	210,014,125	7,554,793	—
Investment Company*	511,328,220	511,328,220	—	—
Total	$728,897,138	$721,342,345	$7,554,793	$—

DoubleLine Core Plus Fixed Income Fund
Assets
Corporate Notes and Bonds	$54,871,981	$—	$54,871,981	$—
Collateralized Mortgage-Backed Securities	24,698,402	—	24,698,402	—
U.S. Government Obligations	17,743,035	—	17,743,035	—
Agency Collateralized Mortgage Obligations	13,180,443	—	13,180,443	—
U.S. Government Mortgage-Backed Securities	9,054,989	—	9,054,989	—
Asset-Backed Securities	5,927,910	—	5,927,910	—
Foreign Government Bonds	673,411	—	673,411	—
Investment Companies*	31,900,025	31,900,025	—	—
Total	$158,050,196	$31,900,025	$126,150,171	$—

TCH Fixed Income Fund
Assets
Corporate Notes and Bonds	$27,839,123	$—	$27,839,123	$—
U.S. Government and Agency Obligations	21,312,246	—	21,312,246	—
Asset-Backed Securities	852,647	—	852,647	—
Commercial Mortgage-Backed Securities	607,370	—	607,370	—
Investment Company*	1,726,268	1,726,268	—	—
Total	$52,337,654	$1,726,268	$50,611,386	$—

Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$469,341,133	$469,341,133	$—	$—

54

Aston Funds

January 31, 2014
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 01/31/14	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Anchor Capital Enhanced Equity Fund
Assets
Common Stocks*	$150,556,148	$150,556,148	$—	$—
Derivatives
Equity Contracts	2,389,000	2,389,000	—	—
Investment Company*	14,597,792	14,597,792	—	—
Total Assets	167,542,940	167,542,940	—	—
Liabilities
Derivatives
Equity Covered Call Contracts	(3,947,853)	(3,947,853)	—	—
Total Liabilities	(3,947,853)	(3,947,853)	—	—
Total	$163,595,087	$163,595,087	$—	$—

River Road Long-Short Fund
Assets
Investments in Securities*	$225,501,272	$225,501,272	$—	$—
Total Assets	225,501,272	225,501,272	—	—
Liabilities
Securities Sold Short*	(65,155,744)	(65,155,744)	—	—
Total Liabilities	(65,155,744)	(65,155,744)	—	—
Total	$160,345,528	$160,345,528	$—	$—

Barings International Fund
Assets
Common Stocks*
France	$3,054,489	$3,054,489	$—	$—
Germany	3,510,822	3,510,822	—	—
Hong Kong	268,698	268,698	—	—
Italy	234,293	234,293	—	—
Japan	6,430,135	6,430,135	—	—
Mexico	170,039	170,039	—	—
Netherlands	1,697,396	1,697,396	—	—
Norway	528,102	528,102	—	—
Russia	249,499	249,499	—	—
Singapore	746,076	746,076	—	—
South Korea	419,568	419,568	—	—
Sweden	300,243	300,243	—	—
Switzerland	2,372,753	2,372,753	—	—
Taiwan	341,784	341,784	—	—
United Kingdom	8,079,786	8,079,786	—	—
Total Common Stocks	28,403,683	28,403,683	—	—
Investment Company*	1,017,906	1,017,906	—	—
Total	$29,421,589	$29,421,589	$—	$—

LMCG Emerging Markets Fund
Assets
Investments in Securities*	$3,672,118	$3,672,118	$—	$—

Harrison Street Real Estate Fund
Assets
Investments in Securities*	$12,638,594	$12,638,594	$—	$—

M & C Balanced Fund
Assets
Common Stocks*	$14,260,076	$14,260,076	$—	$—
Corporate Notes and Bonds	5,181,858	—	5,181,858	—
U.S. Government and Agency Obligations	3,375,808	—	3,375,808	—
Investment Company*	716,677	716,677	—	—
Total	$23,534,419	$14,976,753	$8,557,666	$—

*	All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

55

Aston Funds

January 31, 2014
Notes to Schedule of Investments (unaudited) – continued

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at a quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair values of investments that do not have a readily available market values, the fair values of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize upon the disposition of such investments. Further, such investments may be subject to legal and other restrictions on resale or they may be otherwise less liquid than publicly-traded securities.

Barings International Fund and LMCG Emerging Markets Fund may utilize an external pricing service to fair value certain foreign securities if certain market events occur. Such fair valuations are categorized as Level 2 in the hierarchy. Because such market events were not deemed to have occurred at January 31, 2014, Barings International Fund and LMCG Emerging Markets Fund did not utilize the external pricing service adjustments.

Certain securities that were held at January 31, 2014 and since the beginning of the three-month period in the River Road Dividend All Cap Value Fund and River Road Small Cap Value Fund had changes in liquidity assessments which resulted in a transfer between levels. Transfer between levels, if any, are recognized as of the last day of the fiscal quarter in which the event or change in circumstances that resulted in reclassification occurred.

	Transfer from	Transfer from
Funds	Level 1 to Level 2	Level 2 to Level 1

River Road Dividend All Cap Value Fund	$6,575,562	$10,989,056
River Road Small Cap Value Fund	4,144,770	3,396,460

Level 3 holdings were valued using internal valuation techniques which took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of January 31, 2014:

Barings International Fund	Common Stocks

Fair Value, beginning of period	$4,485
Sales	(4,599)
Net realized gains	76
Change in net unrealized appreciation (deprecation)	38
Fair Value, end of period	$—

Note (2) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of any security so purchased is subject to market fluctuations during the applicable period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. During the three-month period ended January 31, 2014, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund owned delayed delivery securities. At January 31, 2014, only DoubleLine Core Plus Fixed Income Fund owned delayed delivery securities.

Note (3) Mortgage-Backed Securities: M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may also invest in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

Note (4) Securities Sold Short: The River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The

56

Aston Funds

January 31, 2014
Notes to Schedule of Investments (unaudited) – continued

Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The Subadviser determines the liquidity of the assets, in accordance with procedures established by the Board of Trustees.

Note (5) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s net assets as a liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option, it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in the Anchor Capital Enhanced Equity Fund. See the Schedule of Investments for open options contracts held by Anchor Capital Enhanced Equity Fund at January 31, 2014. For the three months ended January 31, 2014, the average* volume of derivative activities were as follows:

	Purchased Options (Cost)	Written Options (Premiums Received)
Anchor Capital Enhanced Equity Fund	$1,509,720	$4,009,256
* estimate based on quarter-end holdings

Note (6) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at January 31, 2014 by primary risk exposure

	Asset Derivative Investments Value	Liability Derivative Investments Value
	Equity Contracts	Equity Contracts

Anchor Capital Enhanced Equity Fund	$2,389,000	$(3,947,853)

Note (7) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable exchange rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. During the three months ended January 31, 2014, the Funds did not enter into any forward foreign currency contracts.

57

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aston Funds

By (Signature and Title)* /s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer and President
(principal executive officer)

Date March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer and President
(principal executive officer)

Date March 27, 2014

By (Signature and Title)* /s/ Laura M. Curylo
Laura M. Curylo, Treasurer and Chief Financial Officer
(principal financial officer)

Date March 27, 2014

* Print the name and title of each signing officer under his or her signature.